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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%
		Biotechnology: 7.7%
51,242	@	Arqule, Inc.	$236,738
26,700	@, L	Chiron Corp.	1,180,140
28,000	@, L	Corgentech, Inc.	477,960
23,700	@	Genentech, Inc.	1,242,354
7,300	@, L	Invitrogen Corp.	401,427
35,200	@	Medimmune, Inc.	834,240
31,000	@	Millennium Pharmaceuticals, Inc.	425,010
32,200	@, L	Protein Design Labs, Inc.	630,476
33,000	@, L	Transkaryotic Therapies, Inc.	585,090

			6,013,435

		Commercial Services: 1.5%
37,400	@, @@	Accenture Ltd. — Class A	1,011,670
6,000	@, @@	Accenture Ltd. — Class A	162,300

			1,173,970

		Computers: 8.2%
24,650	@	Dell, Inc.	877,540
79,500	@	EMC Corp.	917,430
39,400		Hewlett-Packard Co.	738,750
160,000	@@	Hon Hai Precision Industry Co. Ltd.	551,252
18,200		International Business Machines Corp.	1,560,468
582,000	@@	Lite-On Technology Corp.	543,520
364,000	@@	Quanta Computer, Inc.	626,934
21,900	@	Sandisk Corp.	637,728

			6,453,622

		Electrical Components and Equipment: 2.5%
73,000	@, L	General Cable Corp.	776,720
3,000	@@	Samsung Electronics Co. Ltd.	1,191,853

			1,968,573

		Electronics: 3.4%
36,500	@	Agilent Technologies, Inc.	787,305
24,000	@@	Nippon Electric Glass Co. Ltd.	533,414
75,900	@	Sanmina-SCI Corp.	535,095
30,100	@	Thermo Electron Corp.	813,302

			2,669,116

		Healthcare-Products: 4.7%
35,400	@	Boston Scientific Corp.	1,406,442
82,900	@, L	Caliper Life Sciences, Inc.	582,787
12,400		Guidant Corp.	818,896
11,200	@	St. Jude Medical, Inc.	843,024

			3,651,149

		Healthcare-Services: 0.7%
14,700	@	Inveresk Research Group, Inc.	542,283

			542,283

		Internet: 8.4%
59,800	@, L	aQuantive, Inc.	577,070
17,000	@, L	Ask Jeeves, Inc.	556,070
58,800	@	Digitas, Inc.	454,524
5,800	@	eBay, Inc.	533,252
103,500	@	iVillage, Inc.	621,000
17,800	@	Symantec Corp.	976,864
66,100	@	TIBCO Software, Inc.	562,511
40,700	@, L	Verisign, Inc.	809,116
81,100	@	webMethods, Inc.	431,452
31,200	@	Yahoo!, Inc.	1,057,992

			6,579,851

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.8%
24,000	@, L	WMS Industries, Inc.	$616,560

			616,560

		Media: 1.5%
81,000	@	Mediacom Communications Corp. — Class A	528,930
86,300	@	UnitedGlobalCom, Inc. — Class A	644,661

			1,173,591

		Pharmaceuticals: 9.1%
14,500	@	Amylin Pharmaceuticals, Inc.	297,540
5,200	@	Andrx Corp.	116,272
44,900	@, L	Auxilium Pharmaceuticals, Inc.	382,997
39,300	@, L	Dendreon Corp.	330,513
13,600	@, L	Eyetech Pharmaceuticals, Inc.	462,264
17,400	@	Forest Laboratories, Inc.	782,652
17,200	@	Gilead Sciences, Inc.	642,936
14,700	@	Medco Health Solutions, Inc.	454,230
23,910	@, L	NitroMed, Inc.	570,014
29,200	@, L	Noven Pharmaceuticals, Inc.	608,528
22,400	@, L	NPS Pharmaceuticals, Inc.	487,872
48,900	@	Nuvelo, Inc.	483,132
14,500	@, L	Onyx Pharmaceuticals, Inc.	623,645
16,100	@@	Shire Pharmaceuticals PLC ADR	461,265
28,700	@	Vicuron Pharmaceuticals, Inc.	421,316

			7,125,176

		Semiconductors: 18.5%
21,550		Analog Devices, Inc.	835,709
68,900	@	Applied Materials, Inc.	1,136,161
39,620	@, L	Bookham, Inc.	257,530
14,900	@	Broadcom Corp.	406,621
46,900	@, L	Emulex Corp.	540,288
41,700	@	Fairchild Semiconductor Intl., Inc.	590,889
18,000	@, L	Integrated Circuit Systems, Inc.	387,000
49,050		Intel Corp.	983,943
16,400	@	International Rectifier Corp.	562,520
32,400	L	Intersil Corp. — Class A	516,132
38,500	@	KLA-Tencor Corp.	1,596,980
36,150	@, L	Lam Research Corp.	790,962
20,900		Linear Technology Corp.	757,416
17,300		Maxim Integrated Products, Inc.	731,617
61,200	@, L	MEMC Electronic Materials, Inc.	518,976
540,000	@, @@	Powerchip Semiconductor Corp.	407,489
65,100	@, L	Skyworks Solutions, Inc.	618,450
102,978	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	735,263
38,550		Texas Instruments, Inc.	820,344
17,300	@, L	Varian Semiconductor Equipment Associates, Inc.	534,570
28,700	@	Xilinx, Inc.	774,900

			14,503,760

		Software: 16.6%
19,600		Adobe Systems, Inc.	969,612
37,800	@	BMC Software, Inc.	597,618
34,100	@	Citrix Systems, Inc.	597,432
31,300		Computer Associates Intl., Inc.	823,190
140,400	@	Compuware Corp.	723,060
41,700	@	Digi Intl., Inc.	476,631
15,500	@	Electronic Arts, Inc.	712,845
16,650	@, L	Intuit, Inc.	755,910

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 16.6% (continued)
79,400	@	Lawson Software, Inc.	$444,640
55,300		Microsoft Corp.	1,529,045
146,400	@, L	OpenTV Corp.	446,520
75,100	@	Oracle Corp.	847,128
49,400	@	PeopleSoft, Inc.	980,590
28,400	@@	SAP AG ADR	1,106,180
33,400	@@, L	Satyam Computer Services Ltd. ADR	772,208
60,900	@	Siebel Systems, Inc.	459,186
43,900	@	Veritas Software Corp.	781,420

			13,023,215

		Telecommunications: 12.0%
222,500	@	ADC Telecommunications, Inc.	402,725
78,400	@, L	Alamosa Holdings, Inc.	598,976
53,400	@, L	Andrew Corp.	653,616
37,800	@	Avaya, Inc.	526,932
90,900	@	Cisco Systems, Inc.	1,645,289
31,200	@	Juniper Networks, Inc.	736,320
2,800	@@	Mobile TeleSystems SP ADR	405,972
35,000	@	Nextel Communications, Inc.	834,400
65,000	@	Powerwave Technologies, Inc.	400,400
15,500		Qualcomm, Inc.	605,120
21,200		Scientific-Atlanta, Inc.	549,504
48,000	@	Tekelec	800,640
25,978	@@	Telekomunikasi Indonesia Tbk PT ADR	459,551
29,132	@, @@	Telesystem Intl. Wireless, Inc.	275,589
42,417	@, @@	Turkcell Iletisim Hizmet AS ADR	475,495

			9,370,529

		Total Common Stock
		(Cost $76,992,960)	74,864,830

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.1%
		Securities Lending CollateralCC19.1%:
$14,928,455		The Bank of New York Institutional
		Cash Reserves Fund		$14,928,455

		Total Short-Term Investments
		(Cost $14,928,455)		14,928,455

		Total Investments In Securities
		(Cost $91,921,415)*	114.7%	$89,793,285
		Other Assets and Liabilities—Net	(14.7)	(11,508,914)

		Net Assets	100.0%	$78,284,371

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	PLC	Public Limited Company
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $92,601,017
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,662,788
		Gross Unrealized Depreciation		(7,470,520)

		Net Unrealized Depreciation		$(2,807,732)

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.7%
		Aerospace/Defense: 4.1%
61,100		Boeing Co.	$3,153,982
50,700		Goodrich Corp.	1,589,952
30,100		United Technologies Corp.	2,810,738

			7,554,672

		Agriculture: 1.1%
54,700		Monsanto Co.	1,992,174

			1,992,174

		Apparel: 2.0%
46,400		Nike, Inc.	3,656,320

			3,656,320

		Banks: 1.3%
55,400		SouthTrust Corp.	2,307,964

			2,307,964

		Beverages: 1.4%
66,100		Coca-Cola Co.	2,647,305

			2,647,305

		Biotechnology: 1.9%
62,672	@	Amgen, Inc.	3,552,249

			3,552,249

		Commercial Services: 2.2%
146,700	@, @@	Accenture Ltd. — Class A	3,968,235

			3,968,235

		Computers: 8.9%
82,500	@, L	Apple Computer, Inc.	3,196,875
134,600	@	Dell, Inc.	4,791,760
242,600	@	EMC Corp.	2,799,604
55,100		International Business Machines Corp.	4,724,274
38,600	@	Storage Technology Corp.	975,036

			16,487,549

		Cosmetics/Personal Care: 4.5%
22,400		Estee Lauder Cos., Inc. — Class A	936,320
54,400		Gillette Co.	2,270,656
94,800		Procter & Gamble Co.	5,130,576

			8,337,552

		Diversified Financial Services: 4.1%
47,600	L	Capital One Financial Corp.	3,517,640
38,200		Countrywide Financial Corp.	1,504,698
27,200		Goldman Sachs Group, Inc.	2,536,128

			7,558,466

		Healthcare-Products: 11.1%
34,900	@@	Alcon, Inc.	2,798,980
158,700		Johnson & Johnson	8,939,571
47,200	@	St. Jude Medical, Inc.	3,552,744
78,218	@	Varian Medical Systems, Inc.	2,703,996
32,876	@	Zimmer Holdings, Inc.	2,598,519

			20,593,810

		Healthcare-Services: 4.2%
45,400		Aetna, Inc.	4,536,822
100,657	@	DaVita, Inc.	3,135,466

			7,672,288

		Home Furnishings: 1.0%
16,900	L	Harman Intl. Industries, Inc.	1,820,975

			1,820,975

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Insurance: 2.4%
65,400		American Intl. Group, Inc.	$4,446,546

			4,446,546

		Internet: 2.8%
24,200	@	eBay, Inc.	2,224,948
54,500	@, L	Symantec Corp.	2,990,960

			5,215,908

		Media: 2.1%
115,281	@	DIRECTV Group, Inc.	2,027,793
79,300		Walt Disney Co.	1,788,215

			3,816,008

		Miscellaneous Manufacturing: 6.3%
51,094	L	Danaher Corp.	2,620,100
139,660		General Electric Co.	4,689,783
137,500	@@	Tyco Intl. Ltd.	4,215,750

			11,525,633

		Oil and Gas: 0.7%
13,800		Amerada Hess Corp.	1,228,200

			1,228,200

		Oil and Gas Services: 1.8%
95,900		Halliburton Co.	3,230,871

			3,230,871

		Pharmaceuticals: 9.1%
118,600	@, L	Caremark Rx, Inc.	3,803,502
122,100	@	Endo Pharmaceuticals Holdings, Inc.	2,241,756
182,500	@	Gilead Sciences, Inc.	6,821,850
126,880		Pfizer, Inc.	3,882,528

			16,749,636

		Retail: 10.1%
68,100		CVS Corp.	2,869,053
146,900		Home Depot, Inc.	5,758,480
94,400		J.C. Penney Co., Inc. Holding Co.	3,330,432
57,500		McDonald’s Corp.	1,611,725
85,200		Staples, Inc.	2,540,664
49,900	L	Wal-Mart Stores, Inc.	2,654,680

			18,765,034

		Semiconductors: 2.6%
235,200		Intel Corp.	4,718,112

			4,718,112

		Software: 5.9%
323,600		Microsoft Corp.	8,947,540
176,300	@	Oracle Corp.	1,988,664

			10,936,204

		Telecommunications: 6.6%
240,200	@	Cisco Systems, Inc.	4,347,620
112,000	@	Nextel Communications, Inc.	2,670,080
131,500		Qualcomm, Inc.	5,133,760

			12,151,460

		Transportation: 0.5%
11,200		FedEx Corp.	959,728

			959,728

		Total Common Stock
		(Cost $173,577,138)	181,892,899

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreement: 0.3%
$588,000	S	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $588,030 to be received upon repurchase (Collateralized by $621,000 Federal Home Loan Mortgage Association, 4.000%, Market Value plus accrued interest $600,507, due 06/12/13)		$588,000

		Total Repurchase Agreement
		(Cost $588,000)		588,000

		Securities Lending CollateralCC 2.5%:
4,525,441		The Bank of New York Institutional
		Cash Reserves Fund		4,525,441

		Total Securities Lending Collateral
		(Cost $4,525,441)		4,525,441

		Total Short-Term Investments
		(Cost $5,113,441)		5,113,441

		Total Investments In Securities
		(Cost $178,690,579)*	101.5%	$187,006,340
		Other Assets and Liabilities—Net	(1.5)	(2,685,922)

		Net Assets	100.0%	$184,320,418

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $184,474,521.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,767,744
		Gross Unrealized Depreciation		(6,235,925)

		Net Unrealized Appreciation		$2,531,819

Information concerning open futures contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain/(Loss)
Long Contracts
S&P500 Index	1	$278,725	12/16/04	$(1,934)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%
		Advertising: 0.2%
53,450	@	Interpublic Group of Cos., Inc.	$566,036
23,900		Omnicom Group, Inc.	1,746,134

			2,312,170

		Aerospace/Defense: 2.4%
249,400		Boeing Co.	12,874,028
65,300		General Dynamics Corp.	6,667,130
23,350		Goodrich Corp.	732,256
59,550		Lockheed Martin Corp.	3,321,699
49,100		Northrop Grumman Corp.	2,618,503
96,100		Raytheon Co.	3,649,878
23,550	L	Rockwell Collins, Inc.	874,647
67,200		United Technologies Corp.	6,275,136

			37,013,277

		Agriculture: 1.2%
270,100		Altria Group, Inc.	12,705,504
83,777		Archer-Daniels-Midland Co.	1,422,533
33,300		Monsanto Co.	1,212,786
20,000	L	Reynolds American, Inc.	1,360,800
34,700		UST, Inc.	1,397,022

			18,098,645

		Airlines: 0.0%
43,800		Southwest Airlines Co.	596,556

			596,556

		Apparel: 0.9%
63,750	@	Coach, Inc.	2,704,275
28,850		Jones Apparel Group, Inc.	1,032,830
24,350		Liz Claiborne, Inc.	918,482
84,100		Nike, Inc.	6,627,080
9,400	L	Reebok Intl. Ltd.	345,168
36,300		VF Corp.	1,795,035

			13,422,870

		Auto Manufacturers: 0.7%
604,500		Ford Motor Co.	8,493,225
29,850	L	General Motors Corp.	1,268,028
22,337		PACCAR, Inc.	1,543,933

			11,305,186

		Auto Parts and Equipment: 0.2%
15,000		Dana Corp.	265,350
64,800	@	Goodyear Tire & Rubber Co.	695,952
23,650		Johnson Controls, Inc.	1,343,557

			2,304,859

		Banks: 6.3%
43,800		AmSouth Bancorp	1,068,720
542,374		Bank of America Corp.	23,501,064
71,950		BB&T Corp.	2,855,696
39,550		Comerica, Inc.	2,347,293
13,100		First Horizon National Corp.	568,016
48,210		Huntington Bancshares, Inc.	1,200,911
91,900		KeyCorp	2,904,040
15,350		M & T Bank Corp.	1,468,995
24,400		Marshall & Ilsley Corp.	983,320
47,400		Mellon Financial Corp.	1,312,506

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 6.3% (continued)
216,987		National City Corp.	$8,380,038
17,950	L	North Fork Bancorporation, Inc.	797,878
24,100		Northern Trust Corp.	983,280
38,700		PNC Financial Services Group, Inc.	2,093,670
57,708		Regions Financial Corp.	1,907,826
42,850		SouthTrust Corp.	1,785,131
44,050		State Street Corp.	1,881,376
33,550		SunTrust Banks, Inc.	2,362,256
36,950		Synovus Financial Corp.	966,243
93,800		The Bank of New York Co., Inc.	2,736,146
249,847		U.S. Bancorp	7,220,578
262,100		Wachovia Corp.	12,305,594
225,150		Wells Fargo & Co.	13,425,694
10,950		Zions Bancorporation	668,388

			95,724,659

		Beverages: 2.1%
105,950		Anheuser-Busch Cos., Inc.	5,292,203
17,700		Brown-Forman Corp.	810,660
317,150		Coca-Cola Co.	12,701,857
64,600		Coca-Cola Enterprises, Inc.	1,220,940
33,350		Pepsi Bottling Group, Inc.	905,453
221,750		PepsiCo, Inc.	10,788,137

			31,719,250

		Biotechnology: 0.6%
66,140	@	Amgen, Inc.	3,748,815
44,050	@	Biogen Idec, Inc.	2,694,539
25,000	@, L	Chiron Corp.	1,105,000
11,500	@	Genzyme Corp.	625,715
14,250	@	Medimmune, Inc.	337,725

			8,511,794

		Building Materials: 0.4%
28,900	@	American Standard Cos., Inc.	1,124,499
95,622		Masco Corp.	3,301,828
24,200		Vulcan Materials Co.	1,232,990

			5,659,317

		Chemicals: 1.5%
30,450		Air Products & Chemicals, Inc.	1,655,871
8,500		Ashland, Inc.	476,680
121,200		Dow Chemical Co.	5,475,816
132,200		E.I. du Pont de Nemours & Co.	5,658,159
11,750		Eastman Chemical Co.	558,713
31,850		Ecolab, Inc.	1,001,364
17,850		Engelhard Corp.	506,048
9,000		International Flavors & Fragrances, Inc.	343,800
38,850		PPG Industries, Inc.	2,380,728
46,000		Praxair, Inc.	1,966,040
27,700		Rohm & Haas Co.	1,190,269
29,550		Sherwin-Williams Co.	1,299,018
9,400		Sigma-Aldrich Corp.	545,200

			23,057,706

		Commercial Services: 1.0%
26,350	@	Apollo Group, Inc.	1,933,300
229,650		Cendant Corp.	4,960,439
2,900		Deluxe Corp.	118,958
25,787		Equifax, Inc.	679,745
54,600		H&R Block, Inc.	2,698,331

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 1.0% (continued)
36,450		McKesson Corp.	$934,943
18,600		Moody’s Corp.	1,362,450
49,050		Paychex, Inc.	1,478,858
20,350		Robert Half Intl., Inc.	524,420
30,350		RR Donnelley & Sons Co.	950,562

			15,642,006

		Computers: 4.0%
17,500	@	Affiliated Computer Services, Inc.	974,225
128,900	@	Apple Computer, Inc.	4,994,875
24,950	@	Computer Sciences Corp.	1,175,145
458,750	@	Dell, Inc.	16,331,499
309,250	@	EMC Corp.	3,568,745
97,450	@	Gateway, Inc.	482,378
388,418		Hewlett-Packard Co.	7,282,837
222,900		International Business Machines Corp.	19,111,445
16,950	@	Lexmark Intl., Inc.	1,423,970
11,300	@, L	NCR Corp.	560,367
42,250	@	Network Appliance, Inc.	971,750
431,600	@	Sun Microsystems, Inc.	1,743,664
36,250	@	Sungard Data Systems, Inc.	861,663
60,977	@	Unisys Corp.	629,283

			60,111,846

		Cosmetics/Personal Care: 3.7%
28,750		Alberto-Culver Co.	1,250,050
60,150		Avon Products, Inc.	2,627,352
72,750		Colgate-Palmolive Co.	3,286,845
307,850		Gillette Co.	12,849,659
111,550		Kimberly-Clark Corp.	7,205,015
531,950		Procter & Gamble Co.	28,789,134

			56,008,055

		Distribution/Wholesale: 0.1%
22,400		Genuine Parts Co.	859,712
21,450		W.W. Grainger, Inc.	1,236,593

			2,096,305

		Diversified Financial Services: 7.5%
167,900		American Express Co.	8,640,134
13,150		Bear Stearns Cos., Inc.	1,264,636
30,950		Capital One Financial Corp.	2,287,205
687,650		Citigroup, Inc.	30,339,117
188,650		Countrywide Financial Corp.	7,430,924
53,450	@	E*TRADE Financial Corp.	610,399
126,800		Fannie Mae	8,039,120
12,850		Federated Investors, Inc.	365,454
13,050		Franklin Resources, Inc.	727,668
92,000		Freddie Mac	6,002,080
63,050		Goldman Sachs Group, Inc.	5,878,782
473,370		J.P. Morgan Chase & Co.	18,806,989
34,350		Janus Capital Group, Inc.	467,504
36,400		Lehman Brothers Holdings, Inc.	2,901,808
160,175		MBNA Corp.	4,036,410
126,050		Merrill Lynch & Co., Inc.	6,267,206
142,550		Morgan Stanley	7,027,715
35,800	@	Providian Financial Corp.	556,332
59,250		SLM Corp.	2,642,550

			114,292,033

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 2.4%
200,650	@	AES Corp.	$2,004,494
9,350		Ameren Corp.	431,503
54,100		American Electric Power Co., Inc.	1,729,036
36,600	L	CenterPoint Energy, Inc.	379,176
22,650		Cinergy Corp.	896,940
30,000		Consolidated Edison, Inc.	1,261,200
27,549		Constellation Energy Group, Inc.	1,097,552
44,650	L	Dominion Resources, Inc.	2,913,413
23,350		DTE Energy Co.	985,137
216,350		Duke Energy Corp.	4,952,251
44,750		Edison Intl.	1,186,323
12,300		Entergy Corp.	745,503
86,250		Exelon Corp.	3,164,512
42,200		FirstEnergy Corp.	1,733,576
23,450		FPL Group, Inc.	1,602,104
22,900		NiSource, Inc.	481,129
63,500	@	PG&E Corp.	1,930,400
13,250		Pinnacle West Capital Corp.	549,875
44,750		PPL Corp.	2,111,305
31,600		Progress Energy, Inc.	1,337,944
38,750		Southern Co.	1,161,725
31,300		TECO Energy, Inc.	423,489
64,600		TXU Corp.	3,095,631
49,900		Xcel Energy, Inc.	864,268

			37,038,486

		Electrical Components and Equipment: 0.4%
90,329		Emerson Electric Co.	5,590,462

			5,590,462

		Electronics: 0.5%
54,150	@	Agilent Technologies, Inc.	1,168,015
26,300		Applera Corp.	496,281
15,900	@	Fisher Scientific Intl.	927,447
21,250	@	Jabil Circuit, Inc.	488,750
16,700		Parker Hannifin Corp.	982,962
25,100		PerkinElmer, Inc.	432,222
73,050	@	Sanmina-SCI Corp.	515,003
102,300	@	Solectron Corp.	506,385
17,800		Tektronix, Inc.	591,850
17,800	@	Thermo Electron Corp.	480,956
17,350	@	Waters Corp.	765,135

			7,355,006

		Engineering and Construction: 0.0%
12,500		Fluor Corp.	556,500

			556,500

		Entertainment: 0.1%
52,400		International Game Technology	1,883,780

			1,883,780

		Environmental Control: 0.1%
75,050		Waste Management, Inc.	2,051,867

			2,051,867

		Food: 1.3%
45,100		Albertson’s, Inc.	1,079,243
20,800		Campbell Soup Co.	546,832
67,250		ConAgra Foods, Inc.	1,728,998
49,150		General Mills, Inc.	2,206,835

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 1.3% (continued)
32,500		Hershey Foods Corp.	$1,518,075
43,300		HJ Heinz Co.	1,559,666
56,250		Kellogg Co.	2,399,625
39,650	@	Kroger Co.	615,368
16,350		McCormick & Co., Inc.	561,459
22,750	@	Safeway, Inc.	439,303
125,125		Sara Lee Corp.	2,860,357
50,050		SUPERVALU, Inc.	1,378,878
52,507		Wm. Wrigley Jr. Co.	3,324,217

			20,218,856

		Forest Products and Paper: 0.8%
59,050		Georgia-Pacific Corp.	2,122,848
63,800		International Paper Co.	2,578,157
40,250		Louisiana-Pacific Corp.	1,044,488
45,150		MeadWestvaco Corp.	1,440,285
21,200		Plum Creek Timber Co., Inc.	742,636
20,900		Temple-Inland, Inc.	1,403,435
32,300		Weyerhaeuser Co.	2,147,304

			11,479,153

		Gas: 0.2%
20,450		KeySpan Corp.	801,640
44,650		Sempra Energy	1,615,884

			2,417,524

		Hand/Machine Tools: 0.2%
27,950		Black & Decker Corp.	2,164,448
5,000		Snap-On, Inc.	137,800
26,450		Stanley Works	1,124,919

			3,427,167

		Healthcare-Products: 3.4%
6,100		Bausch & Lomb, Inc.	405,345
31,900		Baxter Intl., Inc.	1,025,904
80,150		Becton Dickinson & Co.	4,143,755
31,950		Biomet, Inc.	1,497,816
106,150	@	Boston Scientific Corp.	4,217,340
21,000		CR Bard, Inc.	1,189,230
15,850		Guidant Corp.	1,046,734
393,500		Johnson & Johnson	22,165,855
157,200		Medtronic, Inc.	8,158,680
21,500	@	St. Jude Medical, Inc.	1,618,305
20,550		Stryker Corp.	988,044
55,700	@	Zimmer Holdings, Inc.	4,402,528

			50,859,536

		Healthcare-Services: 2.0%
49,700		Aetna, Inc.	4,966,521
29,800	@	Anthem, Inc.	2,600,050
25,350		HCA, Inc.	967,103
48,850	@	Humana, Inc.	976,023
11,500		Manor Care, Inc.	344,540
5,200		Quest Diagnostics, Inc.	458,744
193,650		UnitedHealth Group, Inc.	14,279,750
51,850	@	WellPoint Health Networks, Inc.	5,448,917

			30,041,648

		Home Builders: 0.1%
16,350		Centex Corp.	825,021
5,800		KB Home	490,042

			1,315,063

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.1%
22,300		Leggett & Platt, Inc.	$626,630
8,900		Whirlpool Corp.	534,801

			1,161,431

		Household Products/Wares: 0.3%
13,450		Avery Dennison Corp.	884,741
48,300		Clorox Co.	2,574,390
18,900		Fortune Brands, Inc.	1,400,301

			4,859,432

		Housewares: 0.0%
36,750		Newell Rubbermaid, Inc.	736,470

			736,470

		Insurance: 6.1%
97,900	@@	ACE Ltd.	3,921,874
113,600		Aflac, Inc.	4,454,255
227,250		Allstate Corp.	10,905,727
12,400		AMBAC Financial Group, Inc.	991,380
345,724		American Intl. Group, Inc.	23,505,774
37,650	L	AON Corp.	1,082,061
39,900		Chubb Corp.	2,804,172
44,250		Cigna Corp.	3,081,128
19,922		Cincinnati Financial Corp.	821,185
39,100		Hartford Financial Services Group, Inc.	2,421,463
18,525		Jefferson-Pilot Corp.	919,952
41,700		Lincoln National Corp.	1,959,900
23,156		Loews Corp.	1,354,626
69,300		Marsh & McLennan Cos., Inc.	3,171,168
18,100		MBIA, Inc.	1,053,601
246,100		MetLife, Inc.	9,511,764
12,700		MGIC Investment Corp.	845,185
16,050	@	Principal Financial Group	577,319
47,700		Progressive Corp.	4,042,575
169,600		Prudential Financial, Inc.	7,977,983
48,850		Safeco Corp.	2,230,003
35,169		St. Paul Travelers Cos., Inc.	1,162,687
18,200		Torchmark Corp.	967,876
41,950		UnumProvident Corp.	658,196
18,550	@@	XL Capital Ltd.	1,372,515

			91,794,369

		Internet: 1.3%
88,550	@	eBay, Inc.	8,141,287
98,550	@	Symantec Corp.	5,408,424
174,750	@	Yahoo!, Inc.	5,925,773

			19,475,484

		Iron/Steel: 0.1%
9,550		Nucor Corp.	872,584
37,150		United States Steel Corp.	1,397,583

			2,270,167

		Leisure Time: 0.5%
13,400		Brunswick Corp.	613,184
78,650		Carnival Corp.	3,719,359
39,250		Harley-Davidson, Inc.	2,333,020
43,400	L	Sabre Holdings Corp.	1,064,602

			7,730,165

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.3%
22,200		Harrah’s Entertainment, Inc.	$1,176,156
52,850		Hilton Hotels Corp.	995,694
30,400	L	Marriott Intl., Inc.	1,579,584
23,050		Starwood Hotels & Resorts Worldwide, Inc.	1,069,981

			4,821,415

		Machinery-Construction and Mining: 0.1%
17,200		Caterpillar, Inc.	1,383,740

			1,383,740

		Machinery-Diversified: 0.2%
5,800		Cummins, Inc.	428,562
31,750		Deere & Co.	2,049,463
24,350		Rockwell Automation, Inc.	942,345

			3,420,370

		Media: 2.8%
32,050		Clear Channel Communications, Inc.	998,999
291,650	@	Comcast Corp.	8,236,196
33,550		Gannett Co., Inc.	2,810,148
10,100		Knight-Ridder, Inc.	661,045
41,550		McGraw-Hill Cos., Inc.	3,311,120
9,700		Meredith Corp.	498,386
16,850		New York Times Co.	658,835
602,300	@	Time Warner, Inc.	9,721,121
17,400		Tribune Co.	716,010
44,150	@	Univision Communications, Inc.	1,395,582
225,950		Viacom, Inc.	7,582,882
265,900		Walt Disney Co.	5,996,045

			42,586,369

		Mining: 0.2%
46,050		Alcoa, Inc.	1,546,819
12,150		Phelps Dodge Corp.	1,118,165

			2,664,984

		Miscellaneous Manufacturing: 5.3%
104,550		3M Co.	8,360,863
10,050		Cooper Industries Ltd.	592,950
41,200		Danaher Corp.	2,112,736
28,100		Dover Corp.	1,092,247
34,400		Eastman Kodak Co.	1,108,368
19,400		Eaton Corp.	1,230,154
1,401,900	S	General Electric Co.	47,075,801
108,250		Honeywell Intl., Inc.	3,881,845
37,550		Illinois Tool Works, Inc.	3,498,534
22,250	@@	Ingersoll-Rand Co.	1,512,333
9,800		ITT Industries, Inc.	783,902
15,800		Pall Corp.	386,784
17,250		Textron, Inc.	1,108,658
267,200	@@	Tyco Intl. Ltd.	8,192,351

			80,937,526

		Office/Business Equipment: 0.2%
28,500		Pitney Bowes, Inc.	1,256,850
93,600	@	Xerox Corp.	1,317,888

			2,574,738

		Oil and Gas: 7.2%
14,800		Amerada Hess Corp.	1,317,200
56,100		Anadarko Petroleum Corp.	3,722,796
40,204		Apache Corp.	2,014,622

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 7.2% (continued)
128,000		Burlington Resources, Inc.	$5,222,400
462,400		ChevronTexaco Corp.	24,803,135
87,994		ConocoPhillips	7,290,302
78,750		Devon Energy Corp.	5,592,038
14,300		EOG Resources, Inc.	941,655
861,600		Exxon Mobil Corp.	41,641,127
18,950		Kerr-McGee Corp.	1,084,888
78,950		Marathon Oil Corp.	3,259,056
17,000	@, @@	Nabors Industries Ltd.	804,950
17,750	@	Noble Corp.	797,863
50,750		Occidental Petroleum Corp.	2,838,448
26,850		Sunoco, Inc.	1,986,363
16,750	@	Transocean, Inc.	599,315
59,350		Unocal Corp.	2,552,050
42,650		Valero Energy Corp.	3,420,957

			109,889,165

		Oil and Gas Services: 0.3%
44,050		Baker Hughes, Inc.	1,925,866
18,050	@	BJ Services Co.	946,001
31,300		Schlumberger Ltd.	2,106,803

			4,978,670

		Packaging and Containers: 0.1%
13,500		Ball Corp.	505,305
11,500		Bemis Co.	305,670
27,750	@	Pactiv Corp.	645,188
11,200	@, L	Sealed Air Corp.	519,120

			1,975,283

		Pharmaceuticals: 6.0%
201,800		Abbott Laboratories	8,548,247
16,850		Allergan, Inc.	1,222,468
15,650		AmerisourceBergen Corp.	840,562
259,850		Bristol-Myers Squibb Co.	6,150,650
56,550		Cardinal Health, Inc.	2,475,194
153,050	@	Caremark Rx, Inc.	4,908,314
149,900		Eli Lilly & Co.	9,001,494
9,600	@	Express Scripts, Inc.	627,264
45,000	@	Forest Laboratories, Inc.	2,024,100
54,800	@	Gilead Sciences, Inc.	2,048,424
20,200	@	Hospira, Inc.	618,120
51,866	@	King Pharmaceuticals, Inc.	619,280
34,504	@	Medco Health Solutions, Inc.	1,066,174
294,650		Merck & Co., Inc.	9,723,449
1,001,100		Pfizer, Inc.	30,633,659
198,300		Schering-Plough Corp.	3,779,598
172,550		Wyeth	6,453,370

			90,740,367

		Pipelines: 0.2%
149,300	@	Dynegy, Inc.	745,007
6,000		Kinder Morgan, Inc.	376,920
102,000		Williams Cos., Inc.	1,234,200

			2,356,127

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.2%
22,150		Equity Office Properties Trust	$603,588
14,350		Equity Residential	444,850
22,450		Prologis	791,138
28,200		Simon Property Group, Inc.	1,512,366

			3,351,942

		Retail: 7.9%
36,400	@	Bed Bath & Beyond, Inc.	1,350,804
41,350		Best Buy Co., Inc.	2,242,824
76,750		Circuit City Stores, Inc.	1,177,345
150,100		Costco Wholesale Corp.	6,238,156
52,300		CVS Corp.	2,203,399
22,200		Darden Restaurants, Inc.	517,704
43,050		Dollar General Corp.	867,458
23,200		Federated Department Stores, Inc.	1,053,976
205,400		Gap, Inc.	3,840,980
404,800		Home Depot, Inc.	15,868,159
93,250		J.C. Penney Co., Inc. Holding Co.	3,289,860
44,500	@	Kohl’s Corp.	2,144,455
101,400		Limited Brands, Inc.	2,260,206
102,500		Lowe’s Cos., Inc.	5,570,875
37,950		May Department Stores Co.	972,659
278,700		McDonald’s Corp.	7,811,961
29,000		Nordstrom, Inc.	1,108,960
78,350	@	Office Depot, Inc.	1,177,601
19,550	L	RadioShack Corp.	559,912
163,200		Staples, Inc.	4,866,624
51,800	@	Starbucks Corp.	2,354,828
120,200		Target Corp.	5,439,050
62,950		TJX Cos., Inc.	1,387,418
47,900	@	Toys R US, Inc.	849,746
558,540		Wal-Mart Stores, Inc.	29,714,327
326,900		Walgreen Co.	11,712,827
25,350		Wendy’s Intl., Inc.	851,760
36,400		Yum! Brands, Inc.	1,480,024

			118,913,898

		Savings and Loans: 0.5%
18,050		Golden West Financial Corp.	2,002,648
36,950		Sovereign Bancorp, Inc.	806,249
112,200		Washington Mutual, Inc.	4,384,776

			7,193,673

		Semiconductors: 2.0%
49,750	@	Altera Corp.	973,608
51,300		Analog Devices, Inc.	1,989,414
219,450	@	Applied Materials, Inc.	3,618,731
854,750		Intel Corp.	17,146,284
24,650	@	KLA-Tencor Corp.	1,022,482
36,700		Linear Technology Corp.	1,330,008
41,900		Maxim Integrated Products, Inc.	1,771,951
40,800	@	National Semiconductor Corp.	631,992
14,200	@	Qlogic Corp.	420,462
88,250		Texas Instruments, Inc.	1,877,960

			30,782,892

		Software: 4.9%
30,800		Adobe Systems, Inc.	1,523,676
38,250		Autodesk, Inc.	1,860,098
77,400		Automatic Data Processing, Inc.	3,198,168

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 4.9% (continued)
78,900	@	BMC Software, Inc.	$1,247,409
46,400	@	Citrix Systems, Inc.	812,928
74,000		Computer Associates Intl., Inc.	1,946,200
87,000	@	Compuware Corp.	448,050
38,500	@	Electronic Arts, Inc.	1,770,615
110,689		First Data Corp.	4,814,971
22,500	@	Fiserv, Inc.	784,350
28,100		IMS Health, Inc.	672,152
22,900	@	Intuit, Inc.	1,039,660
1,440,950		Microsoft Corp.	39,842,267
40,600	@, L	Novell, Inc.	256,186
1,051,900	@	Oracle Corp.	11,865,431
68,300	@	Parametric Technology Corp.	360,624
35,450	@	PeopleSoft, Inc.	703,683
112,950	@	Siebel Systems, Inc.	851,643
55,600	@	Veritas Software Corp.	989,680

			74,987,791

		Telecommunications: 6.2%
113,700		Alltel Corp.	6,243,267
46,610		AT&T Corp.	667,455
142,100	@	Avaya, Inc.	1,980,874
273,100		BellSouth Corp.	7,406,472
27,850		CenturyTel, Inc.	953,584
894,300	@	Cisco Systems, Inc.	16,186,829
33,050		Citizens Communications Co.	442,540
50,200	@	Comverse Technology, Inc.	945,266
171,050	@	Corning, Inc.	1,895,234
562,371	@	Lucent Technologies, Inc.	1,782,716
304,350		Motorola, Inc.	5,490,474
162,450	@	Nextel Communications, Inc.	3,872,808
321,300		Qualcomm, Inc.	12,543,552
97,500	@	Qwest Communications Intl.	324,675
490,150		SBC Communications, Inc.	12,719,393
48,250		Scientific-Atlanta, Inc.	1,250,640
84,200		Sprint Corp.	1,694,946
99,350	@	Tellabs, Inc.	913,027
409,500		Verizon Communications, Inc.	16,126,109

			93,439,861

		Textiles: 0.1%
20,500		Cintas Corp.	861,820

			861,820

		Toys/Games/Hobbies: 0.1%
22,200		Hasbro, Inc.	417,360
53,650		Mattel, Inc.	972,675

			1,390,035

		Transportation: 1.7%
45,850		Burlington Northern Santa Fe Corp.	1,756,514
28,700		CSX Corp.	952,840
101,500		FedEx Corp.	8,697,535
48,400		Norfolk Southern Corp.	1,439,416
12,800		Ryder System, Inc.	602,112
13,900		Union Pacific Corp.	814,540
149,700	L	United Parcel Service, Inc.	11,365,224

			25,628,181

		Total Common Stock
		(Cost $1,416,446,617)	1,505,017,947

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreement: 2.1%
$31,690,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $31,691,637 to be received upon repurchase (Collateralized by $31,755,000 Federal Home Loan Mortgage Corporation, 0.000%-4.450%, Market Value plus accrued interest $32,324,488, due 02/25/19-04/16/10).		$31,690,000

		Total Repurchase Agreement
		(Cost $31,690,000)		31,690,000

		Securities Lending Collateralcc: 0.7%
10,929,065		The Bank of New York Institutional
		Cash Reserves Fund		10,929,065

		Total Securities Lending Collateral
		(Cost $10,929,065)		10,929,065

		Total Short-Term Investments
		(Cost $42,619,065)		42,619,065

		Total Investments In Securities
		(Cost $1,459,065,682)	102.0%	$1,547,637,012
		Other Assets and Liabilities — Net	(2.0)	(30,527,248)

		Net Assets	100.0%	$1,517,109,764

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004

	*	Cost for federal income tax purposes is $1,569,646,427
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,949,576
		Gross Unrealized Depreciation		(41,958,991)

		Net Unrealized Depreciation		$(22,009,415)

Information concerning open futures at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss
S&P 500 Index	23	$6,410,675	12/16/04	$(49,082)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.6%
		Advertising: 0.4%
54,800	@	Catalina Marketing Corp.	$1,264,784
55,950		Harte-Hanks, Inc.	1,399,310

			2,664,094

		Aerospace/Defense: 0.9%
21,150	@, L	Alliant Techsystems, Inc.	1,279,575
67,100		L-3 Communications Holdings, Inc.	4,495,700
5,200	@	Sequa Corp.	271,492

			6,046,767

		Agriculture: 0.0%
6,300		Universal Corp.	281,232

			281,232

		Airlines: 0.2%
49,950	@, L	Airtran Holdings, Inc.	497,502
29,350	@	Alaska Air Group, Inc.	727,293

			1,224,795

		Apparel: 0.2%
21,000	@	Timberland Co.	1,192,800

			1,192,800

		Auto Parts and Equipment: 1.0%
10,000		Bandag, Inc.	438,000
32,950		BorgWarner, Inc.	1,426,406
43,650		Lear Corp.	2,376,742
57,665		Modine Manufacturing Co.	1,736,293
15,250		Superior Industries Intl., Inc.	456,738

			6,434,179

		Banks: 6.9%
114,278		Associated Banc-Corp	3,664,895
85,900		Bank of Hawaii Corp.	4,058,775
111,950		Banknorth Group, Inc.	3,918,250
29,750		City National Corp.	1,932,263
216,475		Colonial BancGroup, Inc.	4,426,914
47,300		Commerce Bancorp, Inc.	2,610,960
115,950		Compass Bancshares, Inc.	5,080,928
30,100		Greater Bay BanCorp	865,375
218,100		Hibernia Corp.	5,760,020
41,950		Investors Financial Services Corp.	1,893,204
49,978		Mercantile Bankshares Corp.	2,396,945
129,700		National Commerce Financial Corp.	4,437,036
18,000	@, L	Silicon Valley Bancshares	669,060
84,200		TCF Financial Corp.	2,550,418
19,530		Westamerica Bancorporation	1,072,002
41,350		Wilmington Trust Corp.	1,497,284

			46,834,329

		Beverages: 0.6%
65,700	@	Constellation Brands, Inc.	2,500,542
86,350		PepsiAmericas, Inc.	1,649,285

			4,149,827

		Biotechnology: 1.0%
47,800	@, L	Charles River Laboratories Intl., Inc.	2,189,240
32,450	@	Invitrogen Corp.	1,784,426
75,500	@	Millennium Pharmaceuticals, Inc.	1,035,105
55,650	@	Protein Design Labs, Inc.	1,089,627
39,400	@, L	Vertex Pharmaceuticals, Inc.	413,700

			6,512,098

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Building Materials: 0.3%
30,550		Martin Marietta Materials, Inc.	$1,382,998
10,050		York Intl. Corp.	317,480

			1,700,478

		Chemicals: 2.9%
43,350		Airgas, Inc.	1,043,435
25,650		Albemarle Corp.	900,059
39,000		Cabot Corp.	1,504,230
6,400	@	Cabot Microelectronics Corp.	232,000
30,200		Crompton Corp.	286,598
24,750		Cytec Industries, Inc.	1,211,513
21,850		Ferro Corp.	476,549
62,100	@	FMC Corp.	3,016,196
186,900	L	IMC Global, Inc.	3,250,190
39,350		Lubrizol Corp.	1,361,510
113,850	L	Lyondell Chemical Co.	2,557,071
5,000		Minerals Technologies, Inc.	294,300
71,950		RPM Intl., Inc.	1,269,918
28,500		Sensient Technologies Corp.	616,740
30,352		Valspar Corp.	1,416,831

			19,437,140

		Coal: 0.7%
58,300		Arch Coal, Inc.	2,069,067
41,600		Peabody Energy Corp.	2,475,200

			4,544,267

		Commercial Services: 3.8%
97,410	@	Adesa, Inc.	1,600,446
85,600	@	Alliance Data Systems Corp.	3,471,935
13,800		Banta Corp.	548,550
60,900	@, L	Career Education Corp.	1,731,387
52,750	@	ChoicePoint, Inc.	2,249,788
41,350	@	Education Management Corp.	1,101,564
57,250	@	First Health Group Corp.	921,153
73,400	@	Gartner, Inc.	858,046
74,500	@	ITT Educational Services, Inc.	2,685,724
22,050		Kelly Services, Inc.	588,956
58,150	@	Korn/Ferry Intl.	1,060,075
54,350		Manpower, Inc.	2,418,032
49,650	@	MoneyGram Intl., Inc.	848,022
25,600	@	MPS Group, Inc.	215,296
28,650	@	Quanta Services, Inc.	173,333
48,300	@	Rent-A-Center, Inc.	1,249,038
23,525		Rollins, Inc.	571,422
102,750	@, L	Sotheby’s Holdings, Inc.	1,615,230
47,400	@	United Rentals, Inc.	753,186
30,550	@	Valassis Communications, Inc.	903,669

			25,564,852

		Computers: 3.6%
72,350	@, L	BISYS Group, Inc.	1,057,034
164,150	@	Cadence Design Systems, Inc.	2,140,516
93,650	@	Ceridian Corp.	1,724,097
76,950	@	Cognizant Technology Solutions Corp.	2,347,745
43,400		Diebold, Inc.	2,026,780
50,950	@	DST Systems, Inc.	2,265,747
7,550		Imation Corp.	268,705
106,152		Jack Henry & Associates, Inc.	1,992,473

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Computers: 3.6% (continued)
45,100	@	McData Corp.	$226,853
47,675		National Instruments Corp.	1,443,122
35,700		Reynolds & Reynolds Co.	880,719
101,100	@, L	Sandisk Corp.	2,944,031
120,650	@	Storage Technology Corp.	3,047,618
93,100	@	Synopsys, Inc.	1,473,773

			23,839,213

		Distribution/Wholesale: 0.8%
53,050		CDW Corp.	3,078,491
18,800		Fastenal Co.	1,082,880
34,350	@	Tech Data Corp.	1,324,193

			5,485,564

		Diversified Financial Services: 2.1%
20,300		AG Edwards, Inc.	702,786
241,150	@, L	AmeriCredit Corp.	5,035,211
40,150		Eaton Vance Corp.	1,621,659
36,750		IndyMac Bancorp, Inc.	1,330,350
32,187		Jefferies Group, Inc.	1,109,486
64,250		Legg Mason, Inc.	3,422,598
44,200		Raymond James Financial, Inc.	1,066,104

			14,288,194

		Electric: 4.7%
1		Allete, Inc.	22
67,200		Alliant Energy Corp.	1,671,936
82,850		DPL, Inc.	1,705,053
43,650		Duquesne Light Holdings, Inc.	783,954
92,300		Energy East Corp.	2,324,114
46,250	L	Great Plains Energy, Inc.	1,348,188
51,150		Hawaiian Electric Industries, Inc.	1,357,521
22,850		Idacorp, Inc.	664,021
73,804		MDU Resources Group, Inc.	1,943,259
77,200		Northeast Utilities	1,496,908
33,400		NSTAR	1,639,940
54,405		OGE Energy Corp.	1,372,638
271,100		Pepco Holdings, Inc.	5,394,889
37,750		PNM Resources, Inc.	849,753
62,400		Puget Energy, Inc.	1,416,480
69,350		SCANA Corp.	2,589,528
67,500	@, L	Sierra Pacific Resources	604,125
52,550		Westar Energy, Inc.	1,061,510
70,150		Wisconsin Energy Corp.	2,237,785
23,250		WPS Resources Corp.	1,046,018

			31,507,642

		Electrical Components and Equipment: 0.9%
68,650		Ametek, Inc.	2,081,468
50,250	@, L	Energizer Holdings, Inc.	2,316,525
40,670		Hubbell, Inc.	1,823,236

			6,221,229

		Electronics: 1.4%
68,826	@	Arrow Electronics, Inc.	1,554,091
66,950	@	Avnet, Inc.	1,146,184
50,300		Gentex Corp.	1,767,039
97,525	@	Thomas & Betts Corp.	2,615,621
23,589	@	Varian, Inc.	893,315
99,100	@, L	Vishay Intertechnology, Inc.	1,278,390

			9,254,640

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Engineering and Construction: 0.5%
53,200	@	Dycom Industries, Inc.	$1,510,348
25,600		Granite Construction, Inc.	611,840
35,150	@	Jacobs Engineering Group, Inc.	1,345,894

			3,468,082

		Entertainment: 0.8%
68,900		GTECH Holdings Corp.	1,744,548
54,900		International Speedway Corp.	2,739,510
26,450	@	Macrovision Corp.	636,916
38,350	@	Six Flags, Inc.	208,624

			5,329,598

		Environmental Control: 0.5%
94,300		Republic Services, Inc.	2,806,368
10,550	@	Stericycle, Inc.	484,245

			3,290,613

		Food: 3.0%
102,250	@	Dean Foods Co.	3,069,545
86,135		Hormel Foods Corp.	2,306,695
32,910		JM Smucker Co.	1,461,533
80,200		Ruddick Corp.	1,575,128
64,300	@	Smithfield Foods, Inc.	1,607,500
30,393		Tootsie Roll Industries, Inc.	888,083
341,705		Tyson Foods, Inc.	5,474,114
39,950		Whole Foods Market, Inc.	3,427,311

			19,809,909

		Forest Products and Paper: 0.4%
13,900		Bowater, Inc.	530,841
32,450		Longview Fibre Co.	494,863
25,550		P. H. Glatfelter Co.	316,565
31,300		Potlatch Corp.	1,465,152

			2,807,421

		Gas: 0.7%
44,198		AGL Resources, Inc.	1,359,972
25,850		Oneok, Inc.	672,617
43,200		Vectren Corp.	1,087,776
50,800		WGL Holdings, Inc.	1,435,608

			4,555,973

		Hand/Machine Tools: 0.2%
23,800		Kennametal, Inc.	1,074,570

			1,074,570

		Healthcare-Products: 3.9%
37,600		Beckman Coulter, Inc.	2,110,112
116,550	@	Cytyc Corp.	2,814,683
79,750		Dentsply Intl., Inc.	4,142,214
36,700	@	Edwards Lifesciences Corp.	1,229,450
28,300	@, L	Henry Schein, Inc.	1,763,373
37,050		Hillenbrand Industries, Inc.	1,872,137
21,700	@	Inamed Corp.	1,034,439
41,500	@, L	Patterson Cos., Inc.	3,177,240
41,250	@	Steris Corp.	905,025
182,550	@	Varian Medical Systems, Inc.	6,310,753
23,550	@	Visx, Inc.	485,130

			25,844,556

		Healthcare-Services: 3.6%
53,950	@	Community Health Systems, Inc.	1,439,386
103,100	@	Covance, Inc.	4,120,907

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 3.6% (continued)
118,225	@	Coventry Health Care, Inc.	$6,309,667
71,450	@	Health Net, Inc.	1,766,244
19,450	@	LifePoint Hospitals, Inc.	583,695
60,400	@, L	Lincare Holdings, Inc.	1,794,484
134,500	@, L	Pacificare Health Systems, Inc.	4,936,150
39,450	@, L	Renal Care Group, Inc.	1,271,474
37,150		Universal Health Services, Inc.	1,616,025

			23,838,032

		Holding Companies-Diversified: 0.4%
42,650	@	Leucadia National Corp.	2,416,123

			2,416,123

		Home Builders: 1.4%
57,400		DR Horton, Inc.	1,900,514
98,500		Lennar Corp.	4,688,600
30,250		Thor Industries, Inc.	800,718
48,500	@, L	Toll Brothers, Inc.	2,247,005

			9,636,837

		Home Furnishings: 1.4%
36,150	L	Furniture Brands Intl., Inc.	906,642
78,000		Harman Intl. Industries, Inc.	8,404,500

			9,311,142

		Household Products/Wares: 0.9%
70,450	@	American Greetings Corp.	1,769,704
62,550	L	Blyth, Inc.	1,932,795
63,900		Church & Dwight, Inc.	1,793,034
8,000	@	Scotts Co.	513,200
14,750		Tupperware Corp.	250,455

			6,259,188

		Insurance: 7.7%
31,550	@	Allmerica Financial Corp.	848,064
124,750		American Financial Group, Inc.	3,728,778
24,900	L	AmerUs Group Co.	1,020,900
56,400		Arthur J Gallagher & Co.	1,868,532
41,950		Brown & Brown, Inc.	1,917,115
79,750	@@	Everest Re Group Ltd.	5,927,817
107,832		Fidelity National Financial, Inc.	4,108,399
51,400		First American Corp.	1,584,662
39,300		HCC Insurance Holdings, Inc.	1,184,895
48,100		Horace Mann Educators Corp.	845,598
98,800	@, L	Ohio Casualty Corp.	2,067,884
111,825		Old Republic Intl. Corp.	2,798,980
139,450		PMI Group, Inc.	5,658,880
116,200		Protective Life Corp.	4,567,822
56,150		Radian Group, Inc.	2,595,815
48,100		Stancorp Financial Group, Inc.	3,424,720
71,806		Unitrin, Inc.	2,984,975
128,575		WR Berkley Corp.	5,420,722

			52,554,558

		Internet: 1.3%
27,800	@	Avocent Corp.	723,634
49,150	@, L	Checkfree Corp.	1,359,981
16,700	@	Macromedia, Inc.	335,336
249,950	@	McAfee, Inc.	5,023,995
69,050	@	RSA Security, Inc.	1,332,665

			8,775,611

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 1.1%
51,150		Boyd Gaming Corp.	$1,439,873
189,400	@	Caesars Entertainment, Inc.	3,162,980
41,400		Mandalay Resort Group	2,842,110

			7,444,963

		Machinery-Diversified: 1.2%
56,100	@	AGCO Corp.	1,268,982
32,550	@	Flowserve Corp.	787,059
41,425		Graco, Inc.	1,387,738
38,000		Nordson, Corp.	1,304,540
10,150		Tecumseh Products Co.	424,981
46,550	@	Zebra Technologies Corp.	2,840,015

			8,013,315

		Media: 1.7%
28,200		Belo Corp.	635,628
12,200	@	Entercom Communications Corp.	398,452
28,500		Lee Enterprises, Inc.	1,320,690
12,800		Media General, Inc.	716,160
54,100		Reader’s Digest Association, Inc.	789,319
24,850	@, L	Scholastic Corp.	767,617
5,950		Washington Post Co.	5,473,999
59,950	@	Westwood One, Inc.	1,185,212

			11,287,077

		Metal Fabricate/Hardware: 0.4%
41,150		Precision Castparts Corp.	2,471,058

			2,471,058

		Miscellaneous Manufacturing: 1.8%
35,000		Brink’s Co.	1,055,950
16,800		Carlisle Cos., Inc.	1,074,024
49,650		Donaldson Co., Inc.	1,409,564
22,300		Harsco Corp.	1,001,270
19,000		Lancaster Colony Corp.	801,135
110,550		Pentair, Inc.	3,859,300
46,650	L	SPX Corp.	1,651,410
24,100		Teleflex, Inc.	1,024,250

			11,876,903

		Office Furnishings: 0.5%
44,000		Herman Miller, Inc.	1,084,600
62,143		HNI Corp.	2,459,620

			3,544,220

		Oil and Gas: 5.3%
91,700		ENSCO Intl., Inc.	2,995,839
36,400	@	Forest Oil Corp.	1,096,368
102,800		Murphy Oil Corp.	8,919,955
63,550	@	Newfield Exploration Co.	3,891,802
61,650		Noble Energy, Inc.	3,590,496
139,300		Pioneer Natural Resources Co.	4,803,064
42,050	@	Plains Exploration & Production Co.	1,003,313
66,800		Pogo Producing Co.	3,169,660
34,500	@	Pride Intl., Inc.	682,755
161,887		XTO Energy, Inc.	5,258,090

			35,411,342

		Oil and Gas Services: 2.7%
33,200	@, L	Cooper Cameron Corp.	1,820,688
108,100	@	FMC Technologies, Inc.	3,610,540
75,450	@	Grant Prideco, Inc.	1,545,971

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 2.7% (continued)
48,650	@	Hanover Compressor Co.	$654,343
50,350	@	National-Oilwell, Inc.	1,654,501
25,400	@	Smith Intl., Inc.	1,542,542
39,600		Tidewater, Inc.	1,288,980
59,250	@	Varco Intl., Inc.	1,589,085
85,950	@, L	Weatherford Intl. Ltd.	4,385,168

			18,091,818

		Packaging and Containers: 0.5%
63,650		Packaging Corp. of America	1,557,516
57,830		Sonoco Products Co.	1,529,025

			3,086,541

		Pharmaceuticals: 1.7%
64,400	@	Barr Pharmaceuticals, Inc.	2,668,092
32,800	@, L	Cephalon, Inc.	1,571,120
61,425	@	IVAX Corp.	1,176,289
8,250	@, L	Par Pharmaceutical Cos., Inc.	296,423
76,200		Perrigo Co.	1,565,910
56,150	@, L	Sepracor, Inc.	2,738,996
53,950		Valeant Pharmaceuticals Intl.	1,301,274

			11,318,104

		Pipelines: 1.4%
38,750		Equitable Resources, Inc.	2,104,513
134,565		National Fuel Gas Co.	3,812,226
52,700		Questar Corp.	2,414,714
43,600		Western Gas Resources, Inc.	1,246,524

			9,577,977

		Real Estate Investment Trusts: 1.7%
49,950		AMB Property Corp.	1,849,149
14,300		Highwoods Properties, Inc.	351,923
41,800		Hospitality Properties Trust	1,776,082
51,400		Liberty Property Trust	2,047,776
15,000		Mack-Cali Realty Corp.	664,500
61,300		New Plan Excel Realty Trust	1,532,500
31,063		Rayonier, Inc.	1,405,290
80,000		United Dominion Realty Trust, Inc.	1,586,400

			11,213,620

		Retail: 9.1%
148,350		Abercrombie & Fitch Co.	4,673,024
34,350	@	Aeropostale, Inc.	899,970
118,500	@	American Eagle Outfitters, Inc.	4,366,724
77,650	@	AnnTaylor Stores Corp.	1,817,010
44,800		Applebees Intl., Inc.	1,132,544
119,050	@, L	Barnes & Noble, Inc.	4,404,849
42,850	@, L	BJ’s Wholesale Club, Inc.	1,171,519
9,300		Bob Evans Farms, Inc.	252,588
83,950		Borders Group, Inc.	2,081,960
58,350	@, L	Brinker Intl., Inc.	1,817,603
29,150		CBRL Group, Inc.	1,051,732
11,200	@	Cheesecake Factory, Inc.	486,080
54,250	@	Chico’s FAS, Inc.	1,855,350
165,600		Claire’s Stores, Inc.	4,146,623
56,900	@	Copart, Inc.	1,077,117
73,450	@	Dollar Tree Stores, Inc.	1,979,478
99,200		Foot Locker, Inc.	2,351,040
98,650		Michaels Stores, Inc.	5,841,066

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 9.1% (continued)
11,650	L	Neiman-Marcus Group, Inc.	$669,875
30,650	@, L	O’Reilly Automotive, Inc.	1,173,589
47,050	L	Outback Steakhouse, Inc.	1,953,987
45,650	@	Pacific Sunwear of California, Inc.	960,933
41,450	@, L	Payless Shoesource, Inc.	419,889
91,600		PETsMART, Inc.	2,600,524
21,750		Pier 1 Imports, Inc.	393,240
46,650		Regis Corp.	1,876,263
95,000		Ross Stores, Inc.	2,226,800
40,550		Ruby Tuesday, Inc.	1,130,129
86,548	@	Saks, Inc.	1,042,903
85,050	@	Urban Outfitters, Inc.	2,925,720
70,100	@, L	Williams-Sonoma, Inc.	2,632,255

			61,412,384

		Savings and Loans: 1.4%
48,000		Astoria Financial Corp.	1,703,520
85,000		GreenPoint Financial Corp.	3,932,099
54,050		Independence Community Bank Corp.	2,110,653
49,100		Washington Federal, Inc.	1,234,865
12,950		Webster Financial Corp.	639,601

			9,620,738

		Semiconductors: 2.1%
289,900	@	Atmel Corp.	1,049,438
51,950	@, L	Credence Systems Corp.	374,040
44,600	@, L	Cree, Inc.	1,361,638
31,350	@, L	Cypress Semiconductor Corp.	277,134
73,050	@	Fairchild Semiconductor Intl., Inc.	1,035,119
64,250	@	Integrated Device Technology, Inc.	612,303
39,400	@	International Rectifier Corp.	1,351,420
36,950		Intersil Corp.	588,614
83,150	@, L	Lam Research Corp.	1,819,321
54,150	@	Lattice Semiconductor Corp.	265,877
48,100	@	Micrel, Inc.	500,721
131,900		Microchip Technology, Inc.	3,540,195
46,500	@	Semtech Corp.	891,405
13,400	@, L	Silicon Laboratories, Inc.	443,406

			14,110,631

		Software: 2.5%
141,850	@	Activision, Inc.	1,967,460
47,900		Acxiom Corp.	1,137,146
22,700	@	Advent Software, Inc.	382,041
39,450		Certegy, Inc.	1,467,935
31,650	@	CSG Systems Intl., Inc.	487,727
69,567	@	Dun & Bradstreet Corp.	4,083,582
40,950		Fair Isaac Corp.	1,195,740
36,300	@	Keane, Inc.	557,568
63,400		SEI Investments Co.	2,135,311
102,750	@	Sybase, Inc.	1,416,923
41,280	@	Transaction Systems Architects, Inc.	767,189
82,400	@, L	Wind River Systems, Inc.	1,005,280

			16,603,902

		Telecommunications: 2.6%
98,500	@	3Com Corp.	415,670
20,200		Adtran, Inc.	458,136
21,700	@	Advanced Fibre Communications, Inc.	345,030

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.6% (continued)
137,550	@	Cincinnati Bell, Inc.	$480,050
83,800	@, L	CommScope, Inc.	1,810,080
99,700		Harris Corp.	5,477,517
19,150	@	Newport Corp.	219,651
30,450		Plantronics, Inc.	1,316,658
169,800	@	Polycom, Inc.	3,365,436
106,850	@	RF Micro Devices, Inc.	677,429
34,850		Telephone & Data Systems, Inc.	2,933,325

			17,498,982

		Textiles: 0.2%
16,800	@	Mohawk Industries, Inc.	1,333,752

			1,333,752

		Transportation: 2.5%
28,200		Alexander & Baldwin, Inc.	957,108
52,650		CH Robinson Worldwide, Inc.	2,442,434
84,200		CNF, Inc.	3,451,358
65,950		Expeditors Intl. Washington, Inc.	3,409,615
52,200		J.B. Hunt Transport Services, Inc.	1,938,708
62,050		Overseas Shipholding Group, Inc.	3,080,162
48,500	@	Swift Transportation Co., Inc.	815,770
49,237		Werner Enterprises, Inc.	950,766

			17,045,921

		Trucking and Leasing: 0.1%
29,950		GATX Corp.	798,467

			798,467

		Total Common Stock
		(Cost $631,948,500)	667,917,268

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.4%
		Repurchase Agreement: 0.9%
$5,834,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $5,834,301 to be received upon repurchase (Collateralized by $6,016,000 Federal Home Loan Mortgage Corporation, 4.000-4.2000%, Market Value plus accrued interest $5,951,340, due 05/27/11-06/12/13).		$5,834,000

		Total Repurchase Agreement
		(Cost $5,834,000)		5,834,000

		Securities Lending Collateralcc 5.5%:
36,736,581		The Bank of New York Institutional
		Cash Reserves Fund		36,736,581

		Total Securities Lending Collateral
		(Cost $36,736,581)		36,736,581

		Total Short-Term Investments
		(Cost $42,570,581)		42,570,581

		Total Investments In Securities
		(Cost $674,519,081)	106.0%	$710,487,849
		Other Assets and Liabilities — Net	(6.0)	(40,114,350)

		Net Assets	100.0%	$670,373,499

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $682,625,456.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$53,016,548
		Gross Unrealized Depreciation		(25,154,155)

		Net Unrealized Appreciation		$27,862,393

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Advertising: 0.3%
27,100		Advo, Inc.	$838,474

			838,474

		Aerospace/Defense: 2.2%
16,600	@	AAR Corp.	206,670
31,100	@	Armor Holdings, Inc.	1,294,070
11,450		Curtiss-Wright Corp.	655,284
14,650	@	DRS Technologies, Inc.	548,496
11,200		EDO Corp.	310,800
13,825		Engineered Support Systems, Inc.	630,973
19,650	@, L	Esterline Technologies Corp.	601,094
9,050	L	GenCorp, Inc.	122,628
12,650		Kaman Corp.	151,041
23,125	@	Moog, Inc.	839,437
29,550	@	Teledyne Technologies, Inc.	739,932
8,250	@	Triumph Group, Inc.	279,098

			6,379,523

		Agriculture: 0.2%
21,000		Delta & Pine Land Co.	561,750
23,800		DIMON, Inc.	140,182

			701,932

		Airlines: 0.3%
26,700	@, L	FLYi, Inc.	104,397
26,150	@, L	Mesa Air Group, Inc.	133,365
32,550		Skywest, Inc.	489,878

			727,640

		Apparel: 2.2%
14,250	@	Ashworth, Inc.	116,850
26,550	@	Gymboree Corp.	382,320
7,800		Haggar Corp.	133,692
52,100		K-Swiss, Inc.	1,002,925
14,450	L	Kellwood Co.	526,703
6,554		Oshkosh B’Gosh, Inc.	132,391
8,300	L	Oxford Industries, Inc.	309,175
42,450		Phillips-Van Heusen Corp.	945,786
30,400	@	Quiksilver, Inc.	772,768
16,750		Russell Corp.	282,070
21,150		Stride Rite Corp.	216,788
57,800		Wolverine World Wide, Inc.	1,456,559

			6,278,027

		Auto Manufacturers: 0.6%
19,500		Oshkosh Truck Corp.	1,112,670
18,350	@	Wabash National Corp.	504,075

			1,616,745

		Auto Parts and Equipment: 0.0%
8,850		Standard Motor Products, Inc.	133,724

			133,724

		Banks: 6.6%
5,900		Boston Private Financial Holdings, Inc.	147,264
24,562		Chittenden Corp.	669,315
17,400	L	Community Bank System, Inc.	437,262
20,650		Community First Bankshares, Inc.	662,039
28,100	L	East-West Bancorp, Inc.	943,879
35,750	@@	First Bancorp Puerto Rico	1,726,724

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 6.6% (continued)
24,512		First Midwest Bancorp, Inc.	$847,135
23,090		First Republic Bank	1,062,140
100,050		Fremont General Corp.	2,316,157
21,500		Gold Banc Corp., Inc.	290,035
24,950		Hudson United BanCorp.	919,408
26,750		Irwin Financial Corp.	690,685
10,750	L	PrivateBancorp, Inc.	289,820
18,039	L	Provident Bankshares Corp.	605,208
61,310		Republic Bancorp, Inc.	944,174
6,000	L	Riggs National Corp.	133,200
39,450		South Financial Group, Inc.	1,112,490
25,254		Sterling Bancshares, Inc.	339,666
25,650		Susquehanna Bancshares, Inc.	630,990
40,598		Trustco Bank Corp.	520,466
25,100		UCBH Holdings, Inc.	980,657
39,800		Umpqua Holdings Corp.	897,888
23,200		United Bankshares, Inc.	803,880
8,663		Whitney Holding Corp.	363,846
11,350		Wintrust Financial Corp.	650,128

			18,984,456

		Biotechnology: 0.4%
20,350	@	Arqule, Inc.	94,017
5,550	L	Cambrex Corp.	121,823
7,450	@, L	CryoLife, Inc.	54,087
14,600	@, L	Integra LifeSciences Holdings Corp.	468,806
28,000	@, L	Regeneron Pharmaceuticals, Inc.	243,040
20,050	@	Savient Pharmaceuticals, Inc.	46,115

			1,027,888

		Building Materials: 1.2%
11,500		Apogee Enterprises, Inc.	148,695
22,700		Florida Rock Industries, Inc.	1,112,073
30,352		Lennox Intl., Inc.	453,459
12,814		Simpson Manufacturing Co., Inc.	809,845
11,500		Texas Industries, Inc.	591,560
10,200		Universal Forest Products, Inc.	348,840

			3,464,472

		Chemicals: 2.0%
15,510		A. Schulman, Inc.	341,840
11,200		Arch Chemicals, Inc.	319,200
17,200		Georgia Gulf Corp.	766,948
14,400		HB Fuller Co.	394,560
41,050	L	Macdermid, Inc.	1,188,808
38,850		OM Group, Inc.	1,420,356
35,250	@	Omnova Solutions, Inc.	212,558
6,500		Penford Corp.	113,165
119,950	@	PolyOne Corp.	902,024

			5,659,459

		Coal: 0.4%
39,500		Massey Energy Co.	1,142,735

			1,142,735

		Commercial Services: 3.9%
27,487	L	Aaron Rents, Inc.	598,116
26,600		ABM Industries, Inc.	535,990
39,150	@, L	Administaff, Inc.	458,055
16,300	@	Arbitron, Inc.	596,743

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 3.9% (continued)
15,850		Bowne & Co., Inc.	$205,892
4,150		CDI Corp.	85,075
16,950		Central Parking Corp.	224,079
6,150		Chemed Corp.	342,801
12,150	@, L	Coinstar, Inc.	283,095
19,000	@	Consolidated Graphics, Inc.	796,099
9,050		CPI Corp.	119,913
17,300	@, L	Cross Country Healthcare, Inc.	268,150
10,150	@	Heidrick & Struggles Intl., Inc.	292,523
26,950		Hooper Holmes, Inc.	120,736
6,750	@	Insurance Auto Auctions, Inc.	115,763
58,250	@	Labor Ready, Inc.	816,664
14,300	@	Maximus, Inc.	411,983
14,700	@, L	Memberworks, Inc.	385,728
13,150	@	Midas, Inc.	213,030
16,550	@	NCO Group, Inc.	446,023
8,600	@	On Assignment, Inc.	38,184
14,650	@	Parexel Intl. Corp.	287,140
47,750	@, L	Pharmaceutical Product Development, Inc.	1,718,999
9,050	@, L	Pre-Paid Legal Services, Inc.	232,404
35,800	@, L	PRG-Schultz Intl., Inc.	205,492
8,200	@	SourceCorp., Inc.	181,548
12,950	@	Spherion Corp.	101,269
3,400		Startek, Inc.	106,624
11,650		Viad Corp.	276,455
8,750	@	Volt Information Sciences, Inc.	251,738
17,250		Watson Wyatt & Co. Holdings	453,675

			11,169,986

		Computers: 2.6%
46,300	L	Agilysys, Inc.	800,527
15,650	@	Brooktrout, Inc.	141,789
16,900	@	CACI Intl., Inc.	891,982
24,100	@	Carreker Corp.	183,401
20,750	@	Catapult Communications Corp.	390,930
34,800	@, L	Ciber, Inc.	261,696
16,750	L	Factset Research Systems, Inc.	807,350
14,500	@, L	Hutchinson Technology, Inc.	387,585
17,087	@, L	Kronos, Inc.	756,783
16,850	@, L	Manhattan Associates, Inc.	411,477
11,400	@	Mercury Computer Systems, Inc.	306,888
27,450	@	Micros Systems, Inc.	1,374,421
13,550	@, L	Nyfix, Inc.	82,384
12,100	@	Radiant Systems, Inc.	48,642
15,350	@	Radisys Corp.	214,133
13,200	@, L	Synaptics, Inc.	266,112
6,500		Talx Corp.	150,085

			7,476,185

		Distribution/Wholesale: 1.3%
6,350		Building Material Holding Corp.	174,752
34,100		Hughes Supply, Inc.	1,025,387
19,550		Owens & Minor, Inc.	496,570
6,700	@, L	Scansource, Inc.	427,460
29,587		SCP Pool Corp.	791,156
7,350	@	United Stationers, Inc.	318,990
13,450		Watsco, Inc.	403,904

			3,638,219

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.3%
8,550	@, L	Financial Federal Corp.	$320,454
9,300	@, L	Investment Technology Group, Inc.	142,290
42,000		New Century Financial Corp.	2,529,240
10,900	@, L	Piper Jaffray Cos.	431,531
8,300		SWS Group, Inc.	133,464
10,450	@	World Acceptance Corp.	242,963

			3,799,942

		Electric: 1.2%
29,850		Avista Corp.	540,284
7,350		Central Vermont Public Service Corp.	147,809
9,700	L	CH Energy Group, Inc.	444,260
29,760		Cleco Corp.	513,062
28,650	@	El Paso Electric Co.	460,406
3,850		Green Mountain Power Corp.	100,293
9,350		UIL Holdings Corp.	459,927
31,900	L	Unisource Energy Corp.	776,764

			3,442,805

		Electrical Components and Equipment: 1.2%
21,700	@, L	Artesyn Technologies, Inc.	216,566
25,412	L	Belden CDT, Inc.	553,982
14,200		C&D Technologies, Inc.	270,084
13,925	@, L	Intermagnetics General Corp.	322,364
33,000	@	Littelfuse, Inc.	1,139,489
19,100	@	Rayovac Corp.	503,285
28,197		Vicor Corp.	285,072
9,350	@, L	Wilson Greatbatch Technologies, Inc.	167,272

			3,458,114

		Electronics: 4.6%
22,700		BEI Technologies, Inc.	621,980
17,550		Bel Fuse, Inc.	580,554
23,600	@	Benchmark Electronics, Inc.	703,280
22,069		Brady Corp.	1,076,304
20,218	@	Checkpoint Systems, Inc.	314,794
16,100	@	Coherent, Inc.	417,634
7,600		CTS Corp.	95,760
14,550	L	Cubic Corp.	333,195
21,100	@, L	Cymer, Inc.	604,726
8,000	@, L	Daktronics, Inc.	195,600
12,105	@, L	Dionex Corp.	662,144
25,800	@	Electro Scientific Industries, Inc.	447,630
18,050	@	FEI Co.	356,668
19,150	@, L	Flir Systems, Inc.	1,120,274
25,700	@	Invision Technologies, Inc.	1,156,242
8,050	L	Keithley Instruments, Inc.	140,473
8,050	@	Meade Instruments Corp.	25,036
17,100		Methode Electronics, Inc.	218,709
18,550		Park Electrochemical Corp.	393,260
21,000	@, L	Paxar Corp.	476,280
9,000	@	Rogers Corp.	382,410
8,050	@	SBS Technologies, Inc.	98,210
13,200	@	Sonic Solutions, Inc.	215,424
22,750	@	Technitrol, Inc.	443,625
28,450	@	Trimble Navigation Ltd.	899,020
16,850		Watts Industries, Inc.	452,423

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 4.6% (continued)
6,206		Woodward Governor Co.	$418,843
12,400		X-Rite, Inc.	180,668

			13,031,166

		Energy-Alternate Sources: 0.2%
16,350	@, L	Headwaters, Inc.	504,561

			504,561

		Engineering and Construction: 0.4%
8,150	@	EMCOR Group, Inc.	306,603
14,950	@, L	Insituform Technologies, Inc.	279,117
22,600	@	URS Corp.	602,968

			1,188,688

		Entertainment: 0.4%
16,150	@, L	Argosy Gaming Co.	633,080
19,100	@	Pinnacle Entertainment, Inc.	263,580
4,900	@, L	Shuffle Master, Inc.	183,554

			1,080,214

		Environmental Control: 0.4%
7,400	@, L	Imco Recycling, Inc.	84,360
28,931	@	Tetra Tech, Inc.	366,556
26,250	@	Waste Connections, Inc.	831,600

			1,282,516

		Food: 2.2%
47,100		Corn Products Intl., Inc.	2,171,309
25,075		Flowers Foods, Inc.	648,189
19,150	@, L	Hain Celestial Group, Inc.	338,572
8,373	@	J&J Snack Foods Corp.	359,034
19,724		Lance, Inc.	318,543
6,400		Nash Finch Co.	201,280
9,900	@	Performance Food Group Co.	234,630
15,300	@	Ralcorp Holdings, Inc.	552,330
28,150	L	Sanderson Farms, Inc.	941,618
21,750	@	United Natural Foods, Inc.	578,550

			6,344,055

		Forest Products and Paper: 0.9%
18,750	@	Buckeye Technologies, Inc.	209,063
13,600	@	Caraustar Industries, Inc.	228,072
6,608		Deltic Timber Corp.	262,932
13,100		Pope & Talbot, Inc.	230,560
18,350		Rock-Tenn Co.	288,829
8,750	L	Schweitzer-Mauduit Intl., Inc.	283,500
70,050		Wausau-Mosinee Paper Corp.	1,166,332

			2,669,288

		Gas: 2.5%
38,700		Atmos Energy Corp.	974,853
22,550		Energen Corp.	1,162,453
11,400		Laclede Group, Inc.	333,222
6,200		New Jersey Resources Corp.	256,680
15,450	L	Northwest Natural Gas Co.	490,229
10,050		NUI Corp.	134,067
24,000	L	Piedmont Natural Gas Co.	1,054,560
50,652	@, L	Southern Union Co.	1,038,366
22,100		Southwest Gas Corp.	529,295
31,561		UGI Corp.	1,175,962

			7,149,687

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Hand/Machine Tools: 0.3%
17,500		Baldor Electric Co.	$414,050
13,950		Regal-Beloit Corp.	337,451

			751,501

		Healthcare-Products: 5.7%
19,200	@, L	Advanced Medical Optics, Inc.	759,744
17,600	@	American Medical Systems Holdings, Inc.	638,352
4,500	@, L	Arthrocare Corp.	131,805
3,450	@	Biosite, Inc.	168,912
16,100	@	Conmed Corp.	423,430
17,100	L	Cooper Cos., Inc.	1,172,205
7,351		Datascope Corp.	274,192
15,500	L	Diagnostic Products Corp.	633,485
29,400	@	DJ Orthopedics, Inc.	518,910
34,700	@	Haemonetics Corp.	1,139,548
10,400	@	Hologic, Inc.	200,408
6,650	@, L	ICU Medical, Inc.	173,166
18,650	@	Idexx Laboratories, Inc.	946,301
15,975	@	Immucor, Inc.	395,381
16,500		Invacare Corp.	759,000
6,100	@, L	Kensey Nash Corp.	159,759
22,000		Mentor Corp.	740,960
12,800	@, L	Merit Medical Systems, Inc.	193,408
5,750	L	PolyMedica Corp.	177,100
9,650	@, L	Possis Medical, Inc.	151,119
17,350	@, L	Resmed, Inc.	826,034
41,500	@	Respironics, Inc.	2,217,759
15,850	@	Sola Intl., Inc.	301,943
3,550	@	Surmodics, Inc.	84,313
34,800	@	Sybron Dental Specialties, Inc.	1,033,212
36,050	@	Techne Corp.	1,376,388
14,650	@	Viasys Healthcare, Inc.	245,095
17,150		Vital Signs, Inc.	548,457

			16,390,386

		Healthcare-Services: 3.2%
17,300	@, L	American Healthways, Inc.	503,603
33,400	@	Amerigroup Corp.	1,878,750
16,200	@	Amsurg Corp.	343,116
26,200	@	Centene Corp.	1,115,596
9,300	@, L	LabOne, Inc.	271,839
12,700	@	Pediatrix Medical Group, Inc.	696,595
26,450	@	Province Healthcare Co.	553,334
20,150	@, L	Rehabcare Group, Inc.	464,055
35,800	@	Sierra Health Services, Inc.	1,715,894
26,900	@, L	Sunrise Senior Living, Inc.	944,728
15,200	@	United Surgical Partners Intl., Inc.	522,120

			9,009,630

		Home Builders: 2.8%
37,400	@, L	Champion Enterprises, Inc.	384,846
17,985		Mdc Holdings, Inc.	1,314,704
2,800	@, L	Meritage Homes Corp.	220,080
26,400		Monaco Coach Corp.	571,560
6,400	@, L	NVR, Inc.	3,526,400
6,700		Skyline Corp.	268,335
18,900		Standard-Pacific Corp.	1,065,393
18,300	L	Winnebago Industries, Inc.	633,912

			7,985,230

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.4%
13,200	@	Applica, Inc.	$53,328
14,450		Bassett Furniture Industries, Inc.	272,816
20,750		Ethan Allen Interiors, Inc.	721,062
13,450		Fedders Corp.	55,011
11,000	L	La-Z-Boy, Inc.	166,980

			1,269,197

		Household Products/Wares: 1.0%
62,100	@	Fossil, Inc.	1,921,374
14,800	L	Harland John H. Co.	463,980
11,700		Russ Berrie & Co., Inc.	235,755
8,900		Wd-40 Co.	254,540

			2,875,649

		Housewares: 0.8%
8,850	@	Enesco Group, Inc.	60,623
5,500		Libbey, Inc.	102,850
3,592		National Presto Industries, Inc.	150,217
30,800		Toro Co.	2,103,640

			2,417,330

		Insurance: 4.0%
30,076		Delphi Financial Group, Inc.	1,208,153
19,750	L	Hilb Rogal & Hamilton Co.	715,345
10,250	L	Landamerica Financial Group, Inc.	466,375
32,050	@	Philadelphia Consolidated Holding Co.	1,766,595
14,150		Presidential Life Corp.	243,097
26,250	@, L	Proassurance Corp.	919,275
13,650		RLI Corp.	512,558
3,900		SCPIE Holdings, Inc.	34,983
40,303		Selective Insurance Group, Inc.	1,499,272
16,750		Stewart Information Services Corp.	659,950
66,900	L	UICI	2,190,305
27,650	L	Zenith National Insurance Corp.	1,169,872

			11,385,780

		Internet: 1.1%
19,500	@, L	Digital Insight Corp.	265,785
26,050	@	Internet Security Systems, Inc.	442,850
12,950	@, L	j2 Global Communications, Inc.	409,091
14,600	@	Netegrity, Inc.	109,646
18,900	@	PC-Tel, Inc.	156,114
7,450	@	QRS Corp.	51,554
21,350	@	Verity, Inc.	274,988
23,100	@, L	Webex Communications, Inc.	504,042
21,850	@	Websense, Inc.	910,489
16,850	@, L	Zix Corp.	77,173

			3,201,732

		Iron/Steel: 1.3%
19,900		Carpenter Technology Corp.	950,026
5,350	@, L	Cleveland-Cliffs, Inc.	432,655
6,250	@	Material Sciences Corp.	84,313
16,850		Reliance Steel & Aluminum Co.	668,945
13,450		Ryerson Tull, Inc.	230,937
27,200		Steel Dynamics, Inc.	1,050,463
6,404		Steel Technologies, Inc.	164,051

			3,581,390

		Leisure Time: 1.1%
30,400		Arctic Cat, Inc.	788,880
8,600	@, L	K2, Inc.	123,066

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 1.1% (continued)
31,250	L	Nautilus Group, Inc.	$705,938
5,550	@	Pegasus Solutions, Inc.	66,156
23,450	L	Polaris Industries, Inc.	1,308,978
6,350	@, L	WMS Industries, Inc.	163,132

			3,156,150

		Lodging: 0.4%
19,200	@	Aztar Corp.	508,799
16,850		Marcus Corp.	328,070
23,327	@	Prime Hospitality Corp.	283,890

			1,120,759

		Machinery-Construction and Mining: 0.2%
27,199	@	Astec Industries, Inc.	520,045

			520,045

		Machinery-Diversified: 1.8%
17,920		Albany Intl. Corp.	534,195
10,200		Applied Industrial Technologies, Inc.	364,548
14,050		Briggs & Stratton Corp.	1,140,859
24,800		Cognex Corp.	649,760
10,400	@, L	Gardner Denver, Inc.	286,728
17,350	@	Gerber Scientific, Inc.	114,337
27,975		IDEX Corp.	950,031
5,250		Lindsay Manufacturing Co.	140,858
14,100		Manitowoc Co.	499,986
14,900		Stewart & Stevenson Services, Inc.	263,283
9,700		Thomas Industries, Inc.	304,580

			5,249,165

		Media: 0.3%
8,000	@, L	4Kids Entertainment, Inc.	161,600
11,300	@	Information Holdings, Inc.	307,699
18,250		Thomas Nelson, Inc.	356,788

			826,087

		Metal Fabricate/Hardware: 2.0%
3,491	@	AM Castle & Co.	35,434
14,150		Commercial Metals Co.	562,038
27,020		Kaydon Corp.	777,365
12,259		Lawson Products, Inc.	502,251
33,200	@	Mueller Industries, Inc.	1,425,940
9,200	L	Quanex Corp.	471,776
49,600		Timken Co.	1,221,152
22,347		Valmont Industries, Inc.	466,382
13,600	@	Wolverine Tube, Inc.	157,080

			5,619,418

		Mining: 0.6%
14,900	L	AMCOL Intl. Corp.	284,888
10,300	@	Brush Engineered Materials, Inc.	213,313
27,750	@, L	Century Aluminum Co.	769,507
13,850		Commonwealth Industries, Inc.	129,359
18,450	@	RTI Intl. Metals, Inc.	357,377

			1,754,444

		Miscellaneous Manufacturing: 1.7%
23,700		Acuity Brands, Inc.	563,349
19,300		Aptargroup, Inc.	848,620
12,600		Barnes Group, Inc.	346,122
14,350		Clarcor, Inc.	684,065
9,350	@	Cuno, Inc.	539,963

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.7% (continued)
16,620	@, L	Griffon Corp.	$350,682
5,250	@	Lydall, Inc.	48,825
2,000	@, I, X	MascoTech, Inc.	0
16,412		Myers Industries, Inc.	179,711
7,650		Roper Industries, Inc.	439,569
12,240		Standex Intl. Corp.	299,880
15,350		Sturm Ruger & Co., Inc.	138,304
20,850		Tredegar Corp.	379,470

			4,818,560

		Office Furnishings: 0.1%
26,250	@	Interface, Inc.	210,525

			210,525

		Office/Business Equipment: 0.2%
13,450	@, L	Global Imaging Systems, Inc.	418,026
7,900	@	Imagistics Intl., Inc.	265,440

			683,466

		Oil and Gas: 3.0%
7,950	@	Atwood Oceanics, Inc.	377,943
18,300		Cabot Oil & Gas Corp.	821,670
25,300	@	Cimarex Energy Co.	883,982
14,200		Frontier Oil Corp.	335,262
41,486		Patina Oil & Gas Corp.	1,226,741
42,400	@, L	Remington Oil & Gas Corp.	1,113,000
20,200	@	Southwestern Energy Co.	848,198
19,050	@	Spinnaker Exploration Co.	667,512
16,500	L	St. Mary Land & Exploration Co.	656,865
15,950	@	Stone Energy Corp.	697,972
28,500	@	Swift Energy Co.	682,860
10,750	@	Unit Corp.	377,110

			8,689,115

		Oil and Gas Services: 1.8%
22,100	@, L	Cal Dive Intl., Inc.	787,201
9,050		Carbo Ceramics, Inc.	652,867
7,550	@	Dril-Quip, Inc.	168,365
13,150	@	Hydril Co.	564,793
16,900	@	Input/Output, Inc.	174,239
24,150	@	Maverick Tube Corp.	744,061
14,250	@	Oceaneering Intl., Inc.	524,970
10,150	@	Seacor Smit, Inc.	474,513
12,550	@	Tetra Technologies, Inc.	389,678
17,450	@	Veritas DGC, Inc.	397,511
15,050	@	W-H Energy Services, Inc.	312,288

			5,190,486

		Packaging and Containers: 0.1%
10,000		Chesapeake Corp.	240,200

			240,200

		Pharmaceuticals: 2.1%
25,200	@	Accredo Health, Inc.	593,964
46,450		Alpharma, Inc.	849,571
8,600	@, L	Bradley Pharmaceuticals, Inc.	175,010
29,900		Medicis Pharmaceutical Corp.	1,167,295
38,250	@	MGI Pharma, Inc.	1,020,893
19,200		Natures Sunshine Prods, Inc.	291,264
37,300	@	NBTY, Inc.	804,188
32,250	@, L	Noven Pharmaceuticals, Inc.	672,090

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.1% (continued)
21,508	@, L	Priority Healthcare Corp.	$433,386
17,450	@	Theragenics Corp.	63,693

			6,071,354

		Real Estate Investment Trusts: 1.4%
8,250	L	Capital Automotive	257,978
14,500		Colonial Properties Trust	583,189
13,050		Entertainment Properties Trust	493,290
5,050		Essex Property Trust, Inc.	362,843
18,150		Glenborough Realty Trust, Inc.	376,976
14,950		Kilroy Realty Corp.	568,548
26,000	L	Lexington Corporate Properties Trust	564,460
9,600	L	Shurgard Storage Centers, Inc.	372,480
8,500		Sovran Self Storage, Inc.	333,030

			3,912,794

		Retail: 7.4%
9,550		Brown Shoe Co., Inc.	239,323
24,650		Burlington Coat Factory Warehouse Corp.	523,320
30,600		Casey’s General Stores, Inc.	568,854
15,600		Cash America Intl., Inc.	381,576
30,650		Cato Corp.	681,962
53,350	@	CEC Entertainment, Inc.	1,960,612
13,900	@	Childrens Place Retail Stores, Inc.	332,349
7,725	L	Christopher & Banks Corp.	123,677
42,050	@	Dress Barn, Inc.	733,772
14,433	@, L	Electronics Boutique Holdings Corp.	492,165
12,050	@	Genesco, Inc.	283,778
28,050		Goody’s Family Clothing, Inc.	236,181
12,650	@, L	Group 1 Automotive, Inc.	345,092
12,650	@	Guitar Center, Inc.	547,745
21,650		Haverty Furniture Cos., Inc.	379,741
12,650	@	Hibbett Sporting Goods, Inc.	259,199
10,225	@, L	HOT Topic, Inc.	174,234
11,400		IHOP Corp.	435,594
10,450	@	Insight Enterprises, Inc.	175,978
26,450	@	J Jill Group, Inc.	525,033
50,950	@	Jack in The Box, Inc.	1,616,643
11,332	@	Jo-Ann Stores, Inc.	317,749
14,200		Landry’s Restaurants, Inc.	387,518
9,650	@	Linens ‘N Things, Inc.	223,591
10,900		Lone Star Steakhouse & Saloon, Inc.	281,547
21,400		Longs Drug Stores Corp.	517,880
19,100	@, L	Men’s Wearhouse, Inc.	554,855
7,250	L	Movie Gallery, Inc.	127,093
10,000	@	O’Charleys, Inc.	163,000
10,070	@, L	Papa John’s Intl., Inc.	308,948
31,900		Pep Boys-Manny Moe & Jack	446,600
13,700	@, L	PF Chang’s China Bistro, Inc.	664,313
18,825	@	Rare Hospitality Intl., Inc.	501,686
23,050	@	Ryan’s Restaurant Group, Inc.	342,062
12,450	@	School Specialty, Inc.	490,655
18,150	@, L	Select Comfort Corp.	330,330
16,600	@	Shopko Stores, Inc.	289,006
32,343	@, L	Sonic Corp.	828,950
15,400	@	Steak N Shake Co.	263,032
60,850	@	Stein Mart, Inc.	926,136

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 7.4% (continued)
4,700	@, L	TBC Corp.	$104,998
19,650	@	Too, Inc.	355,076
20,800	@	Tractor Supply Co.	653,952
14,850	L	Triarc Cos.	170,330
28,000	@	Zale Corp.	786,799

			21,052,934

		Savings and Loans: 2.5%
12,701		Anchor Bancorp Wisconsin, Inc.	328,956
56,600		BankAtlantic Bancorp, Inc.	1,036,912
27,250	@	Bankunited Financial Corp.	794,338
22,150		Commercial Federal Corp.	597,607
19,450	L	Dime Community Bancshares, Inc.	326,760
26,250		Downey Financial Corp.	1,442,699
9,250	@	Firstfed Financial Corp.	452,140
32,050	L	Flagstar Bancorp, Inc.	682,024
7,200	L	MAF Bancorp, Inc.	310,536
11,925	@	Sterling Financial Corp.	420,237
30,787		Waypoint Financial Corp.	848,798

			7,241,007

		Semiconductors: 1.7%
6,300	@	Actel Corp.	95,760
41,600	@	Alliance Semiconductor Corp.	143,936
6,650	@	ATMI, Inc.	136,192
55,350	@, L	Axcelis Technologies, Inc.	458,297
10,050	@, L	Brooks Automation, Inc.	142,208
11,150	L	Cohu, Inc.	164,797
27,878	@	DSP Group, Inc.	586,831
23,250	@	ESS Technology, Inc.	159,263
24,100	@	Exar Corp.	341,256
13,650		Helix Technology Corp.	185,572
28,250	@	Kulicke & Soffa Industries, Inc.	159,613
33,850	@	Microsemi Corp.	477,284
12,450	@	Pericom Semiconductor Corp.	120,267
19,450	@, L	Photronics, Inc.	323,259
36,100	@, L	Skyworks Solutions, Inc.	342,950
24,950	@	Standard Microsystems Corp.	436,875
5,950	@	Supertex, Inc.	115,609
8,400	@	Varian Semiconductor Equipment Associates, Inc.	259,560
6,850	@	Veeco Instruments, Inc.	143,645

			4,793,174

		Software: 3.4%
22,450	@	Ansys, Inc.	1,116,438
19,200	@, L	Avid Technology, Inc.	899,903
31,057	@	Captaris, Inc.	132,303
19,600	@, L	Cerner Corp.	847,896
18,850	@, L	Concord Communications, Inc.	168,236
19,500	@	Dendrite Intl., Inc.	314,340
34,150	@	Digi Intl., Inc.	390,335
27,950	@, L	eFunds Corp.	519,591
10,550	@, L	EPIQ Systems, Inc.	164,369
37,050	@	Filenet Corp.	646,893
8,210	L	Global Payments, Inc.	439,646
22,050	@	Hyperion Solutions Corp.	749,480
14,050	L	Inter-Tel, Inc.	303,761
17,800	@, L	JDA Software Group, Inc.	192,596

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 3.4% (continued)
25,250	@, L	Mapinfo Corp.	$272,700
10,250	@	MRO Software, Inc.	102,500
17,300	L	NDCHealth Corp.	277,665
10,050	@	Phoenix Technologies Ltd.	50,150
53,650	@	Progress Software Corp.	1,067,634
24,900	@, L	Serena Software, Inc.	416,577
9,900	@	SPSS, Inc.	131,967
21,100	@	THQ, Inc.	410,606

			9,615,586

		Storage/Warehousing: 0.0%
3,150	@, L	Mobile Mini, Inc.	78,120

			78,120

		Telecommunications: 2.1%
164,350	@	Adaptec, Inc.	1,249,059
40,100	@, L	Aeroflex, Inc.	423,857
36,700	@	Anixter Intl., Inc.	1,287,802
5,900		Applied Signal Technology, Inc.	188,741
9,950		Black Box Corp.	367,653
5,150	@, L	Boston Communications Group, Inc.	45,166
67,400	@	C-COR.net Corp.	569,530
20,750	@	Commonwealth Telephone Enterprises, Inc.	903,662
8,250	@	General Communication, Inc.	74,663
16,200	@	Harmonic, Inc.	107,730
14,650	@	Intrado, Inc.	148,112
13,600	@	Network Equipment Technologies, Inc.	89,896
20,850	@	Symmetricom, Inc.	197,241
6,250	@	Tollgrade Communications, Inc.	54,938
14,850	@	Viasat, Inc.	298,485

			6,006,535

		Textiles: 0.3%
5,100		Angelica Corp.	126,888
15,962		G&K Services, Inc.	634,330

			761,218

		Toys/Games/Hobbies: 0.3%
19,200	@	Department 56, Inc.	312,960
23,150	@, L	Jakks Pacific, Inc.	532,450

			845,410

		Transportation: 3.7%
13,100	L	Arkansas Best Corp.	479,722
65,700	@	EGL, Inc.	1,988,081
19,400	@	Forward Air Corp.	776,388
71,100		Heartland Express, Inc.	1,311,795
13,450	@, L	Kansas City Southern	204,037
13,800	@	Kirby Corp.	554,070
31,950	@, L	Knight Transportation, Inc.	684,369
27,550	@	Landstar System, Inc.	1,616,633
34,300	@	Offshore Logistics, Inc.	1,180,606
15,150		USF Corp.	543,734
25,720	@, L	Yellow Roadway Corp.	1,206,011

			10,545,446

		Total Common Stock
		(Cost $263,274,967)	281,060,324

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

WARRANTS: 0.0%
Distribution/Wholesale: 0.0%
116	XX	Timco Aviation Services	$—

Total Warrants
		(Cost $0)	—

Principal
Amount				Value

CORPORATE BONDS/NOTES: 0.0%
		Distribution/Wholesale: 0.0%
$120	X	Timco Aviation Services, 0.000%, due 01/02/07		$—

		Total Corporate Bonds/Notes
		(Cost $9)		—

		Total Long-Term Investments
		(Cost $263,274,976)		281,060,324

SHORT-TERM INVESTMENTS: 17.5%
		Repurchase Agreement: 1.9%
5,387,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $5,387,278 to be received upon repurchase (Collateralized by $5,683,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $5,495,461, due 06/12/13).		5,387,000

		Total Repurchase Agreement
		(Cost $5,387,000)		5,387,000

		Securities Lending Collateralcc: 15.6%
44,678,356		The Bank of New York Institutional
		Cash Reserves Fund		44,678,356

		Total Securities Lending Collateral
		(Cost $44,678,356)		44,678,356

		Total Short-Term Investments
		(Cost $50,065,356)		50,065,356

		Total Investments In Securities
		(Cost $313,340,332)	115.8%	$331,125,680
		Other Assets and Liabilities — Net	(15.8)	(45,171,975)

		Net Assets	100.0%	$285,953,705

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $317,377,640.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,571,127
		Gross Unrealized Depreciation		(11,823,087)

		Net Unrealized Appreciation		$13,748,040

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.7%
		Australia: 3.0%
39,700		BHP Billiton Ltd.	$410,810
63,700		Boral Ltd.	319,559
42,900		QBE Insurance Group Ltd.	408,632
14,100		St George Bank Ltd.	223,583

			1,362,584

		Belgium: 0.9%
18,000		Fortis	429,428

			429,428

		Denmark: 0.9%
12,000		TDC A/S	424,388

			424,388

		Finland: 1.2%
38,900		Nokia Oyj	535,000

			535,000

		France: 9.7%
20,300		AXA	411,743
7,900		Bouygues	297,141
18,100		Credit Agricole SA	495,153
21,700		France Telecom SA	542,176
6,000		Peugeot SA	370,796
3,000		Pinault-Printemps-Redoute	276,171
14,020		Sanofi-Aventis	1,019,951
4,800		Total SA	980,335

			4,393,466

		Germany: 7.6%
35,100	@	Deutsche Telekom AG	652,100
5,600		E.ON AG	412,719
4,900		Fresenius Medical Care AG	375,125
7,700		Metro AG	342,707
6,500		RWE AG	310,427
2,500		SAP AG	389,626
7,900		Siemens AG	580,782
20,900		ThyssenKrupp AG	406,233

			3,469,719

		Greece: 0.5%
9,600		Alpha Bank AE	245,356

			245,356

		Hong Kong: 1.6%
48,000		Cheung Kong Holdings Ltd.	410,810
127,000		Citic Pacific Ltd.	326,749

			737,559

		Italy: 4.1%
50,200		Enel S.p.A.	409,981
30,600		Mediaset S.p.A.	348,053
226,200		Telecom Italia S.p.A.	699,748
80,100		UniCredito Italiano S.p.A.	404,835

			1,862,617

		Japan: 24.3%
23,300		Aeon Co. Ltd.	375,305
24,000		Bridgestone Corp.	445,785
55,000		Calsonic Kansei Corp.	398,862
77,000		Chiba Bank Ltd.	404,028
17,800		Chubu Electric Power Co., Inc.	376,301

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Japan: 24.3% (continued)
38,000		Citizen Watch Co. Ltd.	$372,730
19,000		Dai Nippon Printing Co. Ltd.	254,087
48,000		Daiwa Securities Group, Inc.	304,503
76		East Japan Railway Co.	393,490
13,200		Eisai Co. Ltd.	359,637
64,000		Hitachi Ltd.	385,818
19,800		JFE Holdings, Inc.	564,678
25,000		Makita Corp.	353,201
43,000		Matsushita Electric Industrial Co. Ltd.	574,817
177,000		Mitsubishi Chemical Corp.	536,875
54,000		Mitsui OSK Lines Ltd.	323,987
168		Mizuho Financial Group, Inc.	632,008
106		Nippon Telegraph & Telephone Corp.	422,496
22,000		Onward Kashiyama Co. Ltd.	305,394
17,600		Sankyo Co. Ltd.	373,311
8,500		Secom Co. Ltd.	295,368
38,000		Sumitomo Electric Industries Ltd.	337,293
109,000		Toshiba Corp.	400,095
9,000		Trend Micro, Inc.	387,201
6,800		Uni-Charm Corp.	337,433
34,000		UNY Co. Ltd.	348,854
28,200		Yamaha Corp.	429,564
25,000		Yamaha Motor Co. Ltd.	377,903

			11,071,024

		Netherlands: 3.7%
35,600		Aegon NV	385,351
9,100		Akzo Nobel NV	321,966
5,400		DSM NV	282,198
52,400	@	Koninklijke Ahold NV	334,512
14,100		TPG NV	344,874

			1,668,901

		Norway: 0.6%
4,000		Norsk Hydro ASA	291,858

			291,858

		Singapore: 0.8%
127,000		Singapore Press Holdings Ltd.	357,179

			357,179

		Spain: 4.1%
4,600		Banco Popular Espanol SA	256,091
53,800		Banco Santander Central Hispano SA	525,955
22,300		Endesa SA	425,443
29,200		Repsol YPF SA	641,123

			1,848,612

		Sweden: 3.1%
14,500		Electrolux AB	265,239
57,900		Nordea Bank AB	474,342
80,600		Skandia Forsakrings AB	320,070
33,500		Swedish Match AB	355,455

			1,415,106

		Switzerland: 5.1%
8,360		Roche Holding AG	865,941
4,610		Swiss Reinsurance AG	265,818
11,490		UBS AG	809,690
2,792	@	Zurich Financial Services AG	399,000

			2,340,449

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares		Value

	United Kingdom: 24.5%
18,400	Anglo American PLC	$442,064
15,700	AstraZeneca PLC	640,969
107,500	BAE Systems PLC	437,833
130,533	BP PLC	1,245,672
30,300	British American Tobacco PLC	440,702
108,100	Dixon Group PLC	334,556
45,000	Enterprise Inns PLC	464,903
26,100	GlaxoSmithKline PLC ADR	1,141,352
83,200	HSBC Holding Co. PLC	1,321,324
266,900	Legal and General PLC	480,167
47,900	Reed Elsevier PLC	420,835
127,900	Rentokil Initial PLC	348,319
29,603	Royal Bank of Scotland Group PLC	855,291
73,000	Scottish Power PLC	558,383
164,400	Shell Transport and Trading Co. PLC	1,206,449
32,000	Smith and Nephew PLC	293,938
61,700	Unilever PLC	502,876

		11,135,633

	Total Common Stock
	(Cost $41,323,724)	43,588,879

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.3%
		United States: 4.3%
$1,939,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $1,939,100 to be received upon repurchase (Collateralized by $1,865,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $1,982,432, due 05/15/06).		$1,939,000

		Total Short-Term Investments
		(Cost $1,939,000)		1,939,000

		Total Investments In Securities
		(Cost $43,262,724)*	100.0%	$45,527,879
		Other Assets and Liabilities—Net	0.0	482

		Net Assets	100.0%	$45,528,361

	@	Non-income producing security
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $43,772,615. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,724,146
		Gross Unrealized Depreciation		(968,882)

		Net Unrealized Appreciation		$1,755,264

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2004 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Aerospace/Defense	1.0%
Agriculture	1.7
Apparel	0.7
Auto Manufacturers	0.8
Auto Parts and Equipment	1.9
Banks	15.5
Building Materials	0.7
Chemicals	2.5
Commercial Services	1.3
Cosmetics/Personal Care	0.7
Diversified Financial Services	0.7
Electric	5.4
Electrical Component and Equipment	2.4
Electronics	0.6
Engineering and Construction	0.7
Food	2.6
Hand/Machine Tools	0.8
Healthcare-Products	1.4
Holding Companies-Diversified	0.7
Home Furnishings	2.8
Insurance	5.9
Internet	0.9
Iron/Steel	2.1
Leisure Time	0.8
Media	2.5
Mining	1.9
Miscellaneous Manufacturing	1.3
Oil and Gas	9.6
Pharmaceuticals	9.7
Real Estate	0.9
Retail	4.8
Software	0.9
Telecommunications	7.2
Transportation	2.3
Repurchase Agreement	4.3
Other Assets and Liabilities — Net	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.0%
		Aerospace/Defense: 2.7%
91,450	L	Engineered Support Systems, Inc.	$4,173,778
131,950	@	Teledyne Technologies, Inc.	3,304,028
150,200	@	United Defense Industries, Inc.	6,006,498

			13,484,304

		Airlines: 0.7%
267,000	@, L	Northwest Airlines Corp.	2,192,070
154,350	@	Republic Airways Holdings, Inc.	1,387,607

			3,579,677

		Apparel: 2.1%
226,500	@	Quiksilver, Inc.	5,757,630
205,450	@	Warnaco Group, Inc.	4,567,154

			10,324,784

		Banks: 4.0%
166,237		Chittenden Corp.	4,529,958
189,877		Greater Bay BanCorp	5,458,964
193,450		Hudson United BanCorp.	7,128,632
43,850		IBERIABANK Corp.	2,531,022

			19,648,576

		Biotechnology: 0.5%
107,500	@	Telik, Inc.	2,397,250

			2,397,250

		Commercial Services: 1.3%
104,397		Bowne & Co., Inc.	1,356,117
90,250	@	Exponent, Inc.	2,486,388
172,900		Gevity HR, Inc.	2,659,202

			6,501,707

		Computers: 3.7%
187,900		Agilysys, Inc.	3,248,791
145,250	@	Brooktrout, Inc.	1,315,965
238,300	@	Covansys Corp.	2,749,982
188,600	@, L	InterVoice, Inc.	2,031,222
290,400	@, L	Lexar Media, Inc.	2,436,456
100,200	@	Manhattan Associates, Inc.	2,446,884
173,100		MTS Systems Corp.	3,678,375

			17,907,675

		Distribution/Wholesale: 1.3%
152,100	@	Brightpoint, Inc.	2,616,120
122,000		Watsco, Inc.	3,663,660

			6,279,780

		Diversified Financial Services: 0.9%
501,100	@, L	Knight Trading Group, Inc.	4,625,153

			4,625,153

		Electrical Components and Equipment: 1.7%
211,400		Ametek, Inc.	6,409,648
197,700	@	Artesyn Technologies, Inc.	1,973,046

			8,382,694

		Electronics: 3.7%
167,923	@	Benchmark Electronics, Inc.	5,004,105
236,000	@	Checkpoint Systems, Inc.	3,674,520
45,550	@, L	NVE Corp.	1,505,428
125,300	@	SBS Technologies, Inc.	1,528,660
210,050	@	Trimble Navigation Ltd.	6,637,580

			18,350,293

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Energy-Alternate Sources: 0.8%
134,000	@, L	Headwaters, Inc.	$4,135,240

			4,135,240

		Engineering and Construction: 2.0%
197,600	@	URS Corp.	5,271,968
125,300	@	Washington Group Intl., Inc.	4,337,886

			9,609,854

		Food: 2.8%
137,800	L	Cal-Maine Foods, Inc.	1,511,666
140,850		Corn Products Intl., Inc.	6,493,185
125,200		Sanderson Farms, Inc.	4,187,940
159,600	@, L	Wild Oats Markets, Inc.	1,378,944

			13,571,735

		Forest Products and Paper: 3.3%
253,500		Louisiana-Pacific Corp.	6,578,325
152,018		Pope & Talbot, Inc.	2,675,517
152,000		Potlatch Corp.	7,115,120

			16,368,962

		Healthcare-Products: 0.6%
114,072	@	Wright Medical Group, Inc.	2,865,489

			2,865,489

		Healthcare-Services: 3.5%
264,600	@, L	Kindred Healthcare, Inc.	6,456,240
471,800		Select Medical Corp.	6,336,274
94,050	@	Sierra Health Services, Inc.	4,507,817

			17,300,331

		Household Products/Wares: 0.7%
104,950	@	Central Garden & Pet Co.	3,213,569

			3,213,569

		Insurance: 1.6%
190,000		AmerUs Group Co.	7,790,000

			7,790,000

		Internet: 1.3%
60,900	@	Equinix, Inc.	1,873,893
182,300	@	Netegrity, Inc.	1,369,073
330,300	@	ValueClick, Inc.	3,118,032

			6,360,998

		Investment Companies: 0.3%
115,600		Apollo Investment Corp.	1,635,740

			1,635,740

		Iron/Steel: 0.9%
91,450		Carpenter Technology Corp.	4,365,823

			4,365,823

		Leisure Time: 0.6%
189,850	@, L	K2, Inc.	2,716,754

			2,716,754

		Lodging: 1.1%
271,600	@	Interstate Hotels & Resorts, Inc.	1,099,980
521,200	@	La Quinta Corp.	4,065,360

			5,165,340

		Machinery-Construction and Mining: 2.0%
231,450	@	Terex Corp.	10,044,930

			10,044,930

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 4.0%
150,400		Briggs & Stratton Corp.	$12,212,479
67,550		Middleby Corp.	3,556,508
212,900		Wabtec Corp.	3,979,101

			19,748,088

		Media: 2.2%
182,350	@, L	4Kids Entertainment, Inc.	3,683,470
250,500	@	Cumulus Media, Inc.	3,604,695
92,350		Liberty Corp.	3,669,989

			10,958,154

		Miscellaneous Manufacturing: 0.7%
75,850	@	Ceradyne, Inc.	3,330,574

			3,330,574

		Oil and Gas: 7.3%
264,500	@	Denbury Resources, Inc.	6,718,300
250,500	@	KCS Energy, Inc.	3,484,455
100,300	@	Newfield Exploration Co.	6,142,372
188,800		Patina Oil & Gas Corp.	5,582,816
167,820	@	Plains Exploration & Production Co.	4,004,185
235,744	@	Southwestern Energy Co.	9,898,890

			35,831,018

		Oil and Gas Services: 0.7%
75,200	@	Hydril Co.	3,229,840

			3,229,840

		Pharmaceuticals: 3.0%
222,000	@	Alkermes, Inc.	2,561,880
151,200	@, L	Amylin Pharmaceuticals, Inc.	3,102,624
252,000	@	Critical Therapeutics, Inc.	1,474,200
47,000	@, L	MannKind Corp.	941,880
90,350	@	MGI Pharma, Inc.	2,411,442
99,000	@	Nabi Biopharmaceuticals	1,324,620
45,500	@, L	OSI Pharmaceuticals, Inc.	2,796,430

			14,613,076

		Real Estate: 0.5%
105,050	@	CB Richard Ellis Group, Inc.	2,426,655

			2,426,655

		Real Estate Investment Trusts: 10.5%
64,400		Acadia Realty Trust	949,900
121,900		Alexandria Real Estate Equities, Inc.	8,011,267
62,550		CBL & Associates Properties, Inc.	3,812,423
129,250		Corporate Office Properties Trust	3,311,385
304,400	@	Felcor Lodging Trust, Inc.	3,442,764
91,950	@	Gramercy Capital Corp.	1,434,420
132,750		LaSalle Hotel Properties	3,663,900
243,550	@	Meristar Hospitality Corp.	1,327,348
215,400		Newcastle Investment Corp.	6,612,779
370,550		Reckson Associates Realty Corp.	10,653,312
107,250		SL Green Realty Corp.	5,556,623
76,100		Washington Real Estate Investment Trust	2,305,830

			51,081,951

		Retail: 3.0%
228,350	@	Aeropostale, Inc.	5,982,770
201,100		Claire’s Stores, Inc.	5,035,544
112,500	@	Electronics Boutique Holdings Corp.	3,836,250

			14,854,564

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 1.4%
375,800		First Niagara Financial Group, Inc.	$5,028,204
33,800		WSFS Financial Corp.	1,690,000

			6,718,204

		Semiconductors: 3.4%
388,300	@	Cirrus Logic, Inc.	1,852,191
87,700	@, L	Cree, Inc.	2,677,481
175,300	@, L	Cypress Semiconductor Corp.	1,549,652
273,100	@	Pericom Semiconductor Corp.	2,638,146
169,850	@	Photronics, Inc.	2,822,907
82,650	@	Varian Semiconductor Equipment Associates, Inc.	2,553,885
112,600	@	Veeco Instruments, Inc.	2,361,222

			16,455,484

		Software: 5.5%
155,254	@	Activision, Inc.	2,153,373
212,900	@, L	Aspen Technology, Inc.	1,488,171
228,200	@	Avid Technology, Inc.	10,695,733
501,000	@	Informatica Corp.	2,930,850
132,050	@	Progress Software Corp.	2,627,795
80,650	@, L	Take-Two Interactive Software, Inc.	2,649,353
239,750	@	THQ, Inc.	4,665,534

			27,210,809

		Telecommunications: 3.9%
451,000	@	Adaptec, Inc.	3,427,600
225,500	@	Anixter Intl., Inc.	7,912,795
136,800	@	Aspect Communications Corp.	1,358,424
100,956	@	Comtech Telecommunications Corp.	2,735,908
114,000	@	Intrado, Inc.	1,152,540
425,900	@	RF Micro Devices, Inc.	2,700,206

			19,287,473

		Transportation: 3.8%
150,300	@	Landstar System, Inc.	8,819,604
125,200	@	Overseas Shipholding Group, Inc.	6,214,928
162,848	@	Sirva, Inc.	3,729,219

			18,763,751

		Total Common Stock
		(Cost $408,018,974)	461,136,299

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.5%
		Repurchase Agreement: 5.9%
$28,992,000	S	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $28,993,498 to be received upon repurchase (Collateralized by $29,242,000 various Federal Home Loan Mortgage Corporation, 0.000%-4.200%, Market Value plus accrued interest $29,572,440, due 05/27/11–01/28/19)		$28,992,000

		Total Repurchase Agreement
		(Cost $28,992,000)		28,992,000

		Securities Lending Collateralcc: 3.6%
17,325,689		The Bank of New York Institutional
		Cash Reserves Fund		17,325,689

		Total Securities Lending Collateral
		(Cost $17,325,689)		17,325,689

		Total Short-Term Investments
		(Cost $46,317,689)		46,317,689

		Total Investments In Securities (Cost $454,336,663)*	103.5%	$507,453,988
		Other Assets and Liabilities—Net	(3.5)	(16,970,542)

		Net Assets	100.0%	$490,483,446

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $454,584,747
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$78,068,172
		Gross Unrealized Depreciation		(25,198,658)

		Net Unrealized Appreciation		$52,869,514

Information concerning open futures contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain
Long Contracts Russell 2000 Index	17	$4,879,000	12/16/04	$36,272

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%
		Aerospace/Defense: 3.2%
66,600		General Dynamics Corp.	$6,799,860

			6,799,860

		Agriculture: 3.1%
143,200		Altria Group, Inc.	6,736,128

			6,736,128

		Apparel: 2.1%
56,800		Nike, Inc.	4,475,840

			4,475,840

		Banks: 7.5%
192,200		Bank of America Corp.	8,328,026
131,200		Wells Fargo & Co.	7,823,456

			16,151,482

		Building Materials: 1.6%
96,900		Masco Corp.	3,345,957

			3,345,957

		Chemicals: 4.8%
129,300		Dow Chemical Co.	5,841,774
106,500		Praxair, Inc.	4,551,810

			10,393,584

		Computers: 2.3%
266,000		Hewlett-Packard Co.	4,987,500

			4,987,500

		Cosmetics/Personal Care: 2.5%
84,400		Kimberly-Clark Corp.	5,451,396

			5,451,396

		Diversified Financial Services: 12.0%
118,500		Citigroup, Inc.	5,228,220
96,500		Fannie Mae	6,118,100
64,800		Freddie Mac	4,227,552
108,000		Merrill Lynch & Co., Inc.	5,369,760
99,200		Morgan Stanley	4,890,560

			25,834,192

		Electrical Components and Equipment: 3.1%
107,300		Emerson Electric Co.	6,640,797

			6,640,797

		Electronics: 2.7%
258,800	@@	Koninklijke Philips Electronics NV	5,929,108

			5,929,108

		Food: 4.2%
107,300	@@	Nestle SA ADR	6,143,944
51,500	@@, L	Unilever NV	2,976,700

			9,120,644

		Forest Products and Paper: 2.3%
120,500		International Paper Co.	4,869,405

			4,869,405

		Healthcare-Products: 2.0%
77,900		Beckman Coulter, Inc.	4,371,748

			4,371,748

		Healthcare-Services: 2.1%
52,300		Quest Diagnostics, Inc.	4,613,906

			4,613,906

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Insurance: 7.4%
67,200		Allstate Corp.	$3,224,928
104,700		American Intl. Group, Inc.	7,118,553
147,200		MetLife, Inc.	5,689,280

			16,032,761

		Media: 2.5%
65,400		Gannett Co., Inc.	5,477,904

			5,477,904

		Miscellaneous Manufacturing: 3.0%
180,600		Honeywell Intl., Inc.	6,476,316

			6,476,316

		Oil and Gas: 12.5%
91,000		Apache Corp.	4,560,010
135,800	@@	BP PLC ADR	7,812,574
147,100		ChevronTexaco Corp.	7,890,444
135,900		Exxon Mobil Corp.	6,568,047

			26,831,075

		Oil and Gas Services: 2.6%
166,130		Halliburton Co.	5,596,920

			5,596,920

		Pharmaceuticals: 3.6%
97,600		Merck & Co., Inc.	3,220,800
146,500		Pfizer, Inc.	4,482,900

			7,703,700

		Retail: 2.1%
159,200		McDonald’s Corp.	4,462,376

			4,462,376

		Savings and Loans: 6.5%
297,100		Sovereign Bancorp, Inc.	6,482,722
192,900		Washington Mutual, Inc.	7,538,532

			14,021,254

		Telecommunications: 4.1%
177,400		SBC Communications, Inc.	4,603,530
108,900		Verizon Communications, Inc.	4,288,482

			8,892,012

		Total Common Stock
		(Cost $209,224,867)	215,215,865

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 1.5%

		Repurchase Agreement: 0.2%
$412,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $412,021 to be received upon repurchase (Collateralized by $418,000 various Federal Home Loan Mortgage Corporation, 4.000%-4.875%, Market Value plus accrued interest $421,187, due 06/12/13–11/15/13)		$412,000

		Total Repurchase Agreement
		(Cost $412,000)		412,000

		Securities Lending Collateralcc 1.3%:
2,933,286		The Bank of New York Institutional
		Cash Reserves Fund		2,933,286

		Total Securities Lending Collateral
		(Cost $2,933,286)		2,933,286

		Total Short-Term Investments
		(Cost $3,345,286)		3,345,286

		Total Investments In Securities
		(Cost $212,570,153)*	101.3%	$218,561,151
		Other Assets and Liabilities—Net	(1.3)	(2,841,566)

		Net Assets	100.0%	$215,719,585

	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $213,614,596.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,383,035
		Gross Unrealized Depreciation		(10,436,480)

		Net Unrealized Appreciation		$4,946,555

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004